UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23216

FS Series Trust
(Exact name of registrant as specified in charter)

201 Rouse Boulevard, Philadelphia, Pennsylvania	19112
(Address of principal executive officers)	(Zip code)

Michael C. Forman
FS Series Trust
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150
Date of fiscal year end: December 31
Date of reporting period: June 30, 2019

Item 1.   Reports to Shareholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

Semi-annual report 2019

FS Series Trust

FS Multi-Strategy Alternatives Fund

FS Managed Futures Fund

FS Global Macro Fund

FS Real Asset Fund

FS Long/Short Equity Fund

FS Market Neutral Fund

FS Event Driven Fund

Electronic Reports Disclosure—Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of FS Multi-Strategy Alternatives Fund's, FS Managed Futures Fund's, FS Global Macro Fund's, FS Real Asset Fund's, FS Long/Short Equity Fund's, FS Market Neutral Fund's and FS Event Driven Fund's (each a "Fund") shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from a Fund electronically by calling 877-628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 877-628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report for the Six Months Ended June 30, 2019

Shareholder Fee Example (Unaudited)
Fund Expenses — for the period from January 01, 2019 through June 30, 2019 (Unaudited)
Example:   As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual and hypothetical expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the six months ended June 30, 2019.
Actual Expenses:   The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:   The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
FS Multi-Strategy Alternatives Fund	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,079.50	$7.16	1.39%
Class I Shares	$1,000.00	$1,080.20	$5.93	1.15%
	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,017.91	$6.94	1.39%
Class I Shares	$1,000.00	$1,019.10	$5.75	1.15%
FS Managed Futures Fund	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,021.00	$2.53	0.50%
Class I Shares	$1,000.00	$1,023.00	$1.25	0.25%

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.29	$2.50	0.50%
Class I Shares	$1,000.00	$1,023.55	$1.25	0.25%
FS Global Macro Fund	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,025.00	$2.52	0.50%
Class I Shares	$1,000.00	$1,027.00	$1.26	0.25%
	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.31	$2.50	0.50%
Class I Shares	$1,000.00	$1,023.55	$1.25	0.25%
FS Real Asset Fund	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,056.00	$2.52	0.50%
Class I Shares	$1,000.00	$1,058.00	$1.28	0.25%
	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.34	$2.50	0.50%
Class I Shares	$1,000.00	$1,023.55	$1.25	0.25%
FS Long/Short Equity Fund	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,160.00	$2.67	0.50%
Class I Shares	$1,000.00	$1,161.00	$1.34	0.25%
	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.32	$2.50	0.50%
Class I Shares	$1,000.00	$1,023.55	$1.25	0.25%

FS Market Neutral Fund	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,025.00	$2.50	0.50%
Class I Shares	$1,000.00	$1,026.00	$1.26	0.25%
	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.33	$2.50	0.50%
Class I Shares	$1,000.00	$1,023.55	$1.25	0.25%
FS Event Driven Fund	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Actual
Class A Shares	$1,000.00	$1,014.00	$2.49	0.50%
Class I Shares	$1,000.00	$1,015.00	$1.25	0.25%
	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During the Period (*)	Annualized Net Expense Ratio (**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.33	$2.50	0.50%
Class I Shares	$1,000.00	$1,023.55	$1.25	0.25%

*
Expenses are calculated using the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 1, 2019.

**
Annualized ratio of expenses to average net assets for the period from January 1, 2019 through June 30, 2019. The expense ratio includes the effect of expenses waived or reimbursed by FS Fund Advisor, LLC, each Fund’s investment adviser.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds – 25.6%
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	$387	$391	$392
Advanced Micro Devices, Inc., 7.0%, 7/1/2024		Semiconductors	409	424	425
AK Steel Corp., 7.5%, 7/15/2023		Iron/Steel	475	492	488
Aleris International, Inc., 10.8%, 7/15/2023	(d)	Mining	390	409	408
Alliance Data Systems Corp., 5.9%, 11/1/2021	(d)	Diversified Financial Services	8	8	8
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.6%, 7/15/2026	(d)	Commercial Services	62	62	63
Altice Luxembourg SA, 7.8%, 5/15/2022	(d)	Media Entertainment	252	257	257
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	174	155	157
American Midstream Partners LP / American Midstream Finance Corp., 9.5%, 12/15/2021	(d)	Pipelines	365	339	359
Bausch Health Cos., Inc., 5.9%, 5/15/2023	(d)	Pharmaceuticals	260	262	264
BCD Acquisition, Inc., 9.6%, 9/15/2023	(d)	Auto Manufacturers	483	506	509
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023	(e)	Distribution/Wholesale	385	395	402
Beazer Homes USA, Inc., 5.9%, 10/15/2027		Home Builders	175	156	153
Bombardier, Inc., 8.8%, 12/1/2021	(d)	Aerospace/Defense	133	145	145
Brookfield Residential Properties, Inc., 6.5%, 12/15/2020	(d)	Home Builders	192	193	193
Buckeye Partners LP, 4.2%, 7/1/2023		Pipelines	9	8	9
Buckeye Partners LP, 4.4%, 10/15/2024		Pipelines	191	180	182
Buckeye Partners LP, 4.0%, 12/1/2026		Pipelines	71	63	63
Cablevision Systems Corp., 5.9%, 9/15/2022		Media Entertainment	475	477	504
Calpine Corp., 5.9%, 1/15/2024	(d)	Electric	99	100	101
Carlson Travel, Inc., 6.8%, 12/15/2023	(d)	Leisure Time	377	374	383
Century Communities, Inc., 5.9%, 7/15/2025		Home Builders	156	156	158
CenturyLink, Inc., 5.8%, 3/15/2022		Telecommunications	69	70	72
Cincinnati Bell, Inc., 7.0%, 7/15/2024	(d)	Telecommunications	159	147	141
CITGO Petroleum Corp., 6.3%, 8/15/2022	(d)	Oil & Gas	528	527	530
Clean Harbors, Inc., 4.9%, 7/15/2027	(d)	Environmental Control	65	65	66
Clean Harbors, Inc., 5.1%, 7/15/2029	(d)	Environmental Control	26	26	27
Clear Channel International B.V., 8.8%, 12/15/2020	(d)	Advertising	200	204	206
Clear Channel Worldwide Holdings, Inc., 9.3%, 2/15/2024	(d)	Media Entertainment	132	136	144
Cloud Crane LLC, 10.1%, 8/1/2024	(d)	Machinery-Diversified	810	864	873
CommScope Finance LLC, 6.0%, 3/1/2026	(d)	Telecommunications	228	233	235
CommScope Finance LLC, 5.0%, 6/15/2021	(d)	Telecommunications	224	224	224
Consolidated Communications, Inc., 6.5%, 10/1/2022		Telecommunications	209	193	196
CoreCivic, Inc., 5.0%, 10/15/2022		Real Estate Investment Trusts	139	138	139
CoreCivic, Inc., 4.8%, 10/15/2027	(e)	Real Estate Investment Trusts	225	195	203
Covanta Holding Corp., 5.9%, 7/1/2025	(e)	Environmental Control	300	294	313
Diamond Resorts International, Inc., 7.8%, 9/1/2023	(d)	Lodging	408	420	422
Dole Food Co., Inc., 7.3%, 6/15/2025	(d)	Food	96	85	93
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
DynCorp International, Inc., 11.9%, 11/30/2020		IT Services	$970	$994	$985
Eagle Holding Co. II LLC, 7.8%, 5/15/2022	(d)	Healthcare-Services	208	206	210
EIG Investors Corp., 10.9%, 2/1/2024		Internet	293	312	312
Energy Ventures Gom LLC / EnVen Finance Corp., 11.0%, 2/15/2023	(d)	Oil & Gas	290	316	318
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/2025	(d)	Real Estate	300	305	302
Fly Leasing Ltd., 6.4%, 10/15/2021		Trucking & Leasing	98	100	101
Gates Global LLC / Gates Global Co., 6.0%, 7/15/2022	(d)	Miscellaneous Manufacturing	355	355	356
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/2024	(d)	Entertainment	134	140	142
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	40	40	39
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	388	379	339
GEO Group, Inc., 5.1%, 4/1/2023		Real Estate Investment Trusts	115	110	104
GFL Environmental, Inc., 5.6%, 5/1/2022	(d)	Environmental Control	495	480	501
Herc Holdings, Inc., 5.5%, 7/15/2027	(d)	Commercial Services	272	273	274
Herc Rentals, Inc., 7.8%, 6/1/2024	(d)	Commercial Services	209	222	221
Horizon Pharma USA, Inc., 6.6%, 5/1/2023		Pharmaceuticals	491	506	506
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.3%, 2/1/2022		Financial Services	194	199	200
Ingram Micro, Inc., 5.5%, 12/15/2024		Electronics	475	465	486
Inmarsat Finance Plc, 6.5%, 10/1/2024	(d)	Telecommunications	200	210	210
Intelsat Connect Finance SA, 9.5%, 2/15/2023	(d)	Telecommunications	183	167	163
Intelsat Jackson Holdings S.A., 8.0%, 2/15/2024	(d)	Telecommunications	143	149	149
iStar, Inc., 6.5%, 7/1/2021		Real Estate Investment Trusts	213	217	217
KGA Escrow LLC, 7.5%, 8/15/2023	(d)	Retail	300	310	312
Level 3 Financing, Inc., 6.1%, 1/15/2021		Telecommunications	50	50	50
M/I Homes, Inc., 5.6%, 8/1/2025		Home Builders	370	362	377
Manitowoc Co., Inc., 9.0%, 4/1/2026	(d)	Machinery-Diversified	260	260	261
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.6%, 5/1/2024	(d)	Oil & Gas Services	43	38	40
MPH Acquisition Holdings LLC, 7.1%, 6/1/2024	(d)	Healthcare-Services	108	101	102
MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/2027		Real Estate Investment Trusts	563	536	581
Murphy Oil Corp., 7.1%, 5/1/2029		Oil & Gas	78	87	85
Nabors Industries, Inc., 4.6%, 9/15/2021		Oil & Gas	52	49	51
National CineMedia LLC, 6.0%, 4/15/2022		Advertising	125	126	127
Navistar International Corp., 6.6%, 11/1/2025	(d)	Auto Manufacturers	103	105	108
NCR Corp., 5.0%, 7/15/2022	(e)	IT Services	276	277	280
NCR Corp., 5.9%, 12/15/2021		IT Services	57	58	58
NCR Corp., 6.4%, 12/15/2023		IT Services	52	53	54
Nexstar Escrow, Inc., 5.6%, 7/15/2027	(d)	Media Entertainment	81	82	83
Nielsen Finance LLC / Nielsen Finance Co., 5.0%, 4/15/2022	(d)	Commercial Services	791	786	794
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
NRG Energy, Inc., 3.8%, 6/15/2024	(d)	Electric	$104	$104	$107
Pactiv LLC , 8.0%, 12/15/2025		Packaging & Containers	104	106	114
Pactiv LLC, 8.4%, 4/15/2027		Packaging & Containers	87	91	95
Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(d)	Pharmaceuticals	182	180	179
Park-Ohio Industries, Inc., 6.6%, 4/15/2027		Metal Fabricate/ Hardware	238	238	239
Plastipak Holdings, Inc., 6.3%, 10/15/2025	(d)	Packaging & Containers	284	264	258
Polaris Intermediate Corp., 8.5%, 12/1/2022	(d)	Healthcare-Services	165	165	146
Pride International LLC, 6.9%, 8/15/2020		Oil & Gas	71	71	71
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.3%, 5/15/2023	(d)	Commercial Services	1,022	1,076	1,075
Pyxus International, Inc., 8.5%, 4/15/2021	(d) (f)	Agriculture	353	355	362
RegionalCare Hospital Partners Holdings, Inc., 8.3%, 5/1/2023	(d)	Healthcare-Services	397	423	423
Rent-A-Center, Inc., 4.8%, 5/1/2021	(e)	Commercial Services	520	520	522
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.8%, 10/15/2020		Packaging & Containers	204	204	204
Rockpoint Gas Storage Canada Ltd., 7.0%, 3/31/2023	(d)	Gas	404	405	412
RR Donnelley & Sons Co., 7.9%, 3/15/2021		Commercial Services	155	159	159
Sable International Finance Ltd., 6.9%, 8/1/2022	(d)	Telecommunications	20	21	21
Sable International Finance Ltd., 5.8%, 9/7/2027	(d)	Telecommunications	335	332	338
Scientific Games International, Inc., 6.6%, 5/15/2021		Entertainment	208	211	212
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/2024	(d)	Software	161	174	175
Sprint Corp., 7.1%, 6/15/2024		Telecommunications	523	533	556
Staples, Inc., 7.5%, 4/15/2026	(d)	Retail	393	389	392
Stericycle, Inc., 5.4%, 7/15/2024	(d)	Environmental Control	196	196	205
Talos Production LLC / Talos Production Finance, Inc., 11.0%, 4/3/2022		Oil & Gas	559	585	592
Transdigm Inc., 6.5%, 7/15/2024		Aerospace/Defense	530	544	539
TransDigm, Inc., 6.0%, 7/15/2022		Aerospace/Defense	330	335	334
Transocean Sentry Ltd., 5.4%, 5/15/2023	(d)	Oil & Gas	78	78	78
Transocean, Inc., 8.4%, 12/15/2021		Oil & Gas	326	344	344
Transocean, Inc., 5.8%, 10/15/2022		Oil & Gas	148	144	146
Tribune Media Co., 5.9%, 7/15/2022		Media Entertainment	140	142	143
Uber Technologies, Inc., 7.5%, 11/1/2023	(d)	Internet	272	285	289
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.3%, 10/15/2023		Real Estate Investment Trusts	130	116	121
Univar USA, Inc., 6.8%, 7/15/2023	(d)	Distribution/Wholesale	152	155	156
Univision Communications, Inc., 5.1%, 2/15/2025	(d)	Media Entertainment	130	122	124
Vector Group Ltd., 6.1%, 2/1/2025	(d)	Agriculture	453	422	422
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.8%, 4/15/2023	(d)	Exploration & Production	230	229	150
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Welbilt, Inc., 9.5%, 2/15/2024		Machinery-Diversified	$700	$751	$760
William Lyon Homes, Inc., 6.6%, 7/15/2027	(d)	Home Builders	66	66	66
William Lyon Homes, Inc., 7.0%, 8/15/2022	(f)	Home Builders	719	731	724
Williams Scotsman International, Inc., 7.9%, 12/15/2022	(d)	Home Builders	62	65	65
Williams Scotsman International, Inc., 6.9%, 8/15/2023	(d)	Home Builders	131	132	137
Xerox Corp., 4.8%, 3/1/2035		Office/Business Equipment	130	106	113
Zayo Group LLC / Zayo Capital, Inc., 5.8%, 1/15/2027	(d)	Internet	94	95	96
Zayo Group LLC / Zayo Capital, Inc., 6.0%, 4/1/2023		Internet	537	545	552
Total Corporate Bonds				31,007	31,221

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds – 0.8%
Vector Group Ltd., 1.8%, 4/15/2020		Agriculture	534	541	553
Whiting Petroleum Corp., 1.3%, 4/1/2020		Oil & Gas	390	379	378
Total Convertible Bonds				920	931
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock – 24.3%
Ball Corp.	(f)	Packaging & Containers	28,102	$1,353	$1,967
Bank of America Corp.	(f)	Commercial Banks	35,223	900	1,021
Blackstone Group LP	(f)	Financial Services	19,534	$586	$868
Boeing Co.		Aerospace/Defense	1,556	515	566
Cadence BanCorp		Commercial Banks	13,114	253	273
CarMax, Inc.	(g)	Retail	3,982	240	346
Chocoladefabriken Lindt & Spruengli AG		Food	2	147	163
Cintas Corp.	(f)	Commercial Services	4,100	700	973
Costco Wholesale Corp.	(f)	Retail	3,501	752	925
CSX Corp.	(f)	Transportation	16,898	1,137	1,307
Davide Campari-Milano SpA		Beverages	89,900	802	881
Deere & Co.		Machinery-Diversified	2,386	339	395
Domino’s Pizza, Inc.		Retail	1,870	468	520
frontdoor, Inc.	(f) (g)	Engineering & Construction	10,710	265	466
Hasbro, Inc.		Toys/Games/Hobbies	1,958	166	207
HEICO Corp.		Aerospace/Defense	6,500	530	870
Home Depot, Inc.	(f)	Retail	8,500	1,486	1,768
IDEXX Laboratories, Inc.	(g)	Healthcare-Products	2,400	461	661
Ingevity Corp.	(g)	Chemicals	5,977	510	629
Intuit, Inc.		Software	2,333	474	610
IQVIA Holdings, Inc.	(g)	Healthcare-Services	4,300	513	692
JPMorgan Chase & Co.	(f)	Commercial Banks	7,759	797	867
Kemper Corp.		Insurance	7,555	542	652
Marathon Petroleum Corp.		Oil & Gas	3,348	164	187
Mastercard, Inc.	(f)	Diversified Financial Services	4,221	828	1,117
Mettler-Toledo International, Inc.	(g)	Electronics	450	268	378
Microsoft Corp.	(f)	Software	13,600	1,469	1,822
Moody’s Corp.		Commercial Services	2,800	414	547
PayPal Holdings, Inc.	(g)	Commercial Services	2,080	181	238
Pool Corp.		Distribution/Wholesale	2,250	341	430
Reckitt Benckiser Group Plc		Household Products/ Wares	1,044	85	82
Republic Services, Inc.	(f)	Environmental Control	8,917	667	773
Savills Plc		Commercial Services	19,919	234	227
Sherwin-Williams Co.	(f)	Chemicals	4,270	1,654	1,957
Skyworks Solutions, Inc.		Semiconductors	1,218	86	94
Thermo Fisher Scientific, Inc.	(f)	Healthcare-Products	2,327	547	683
Toro Co/The		Housewares	2,991	198	200
Tractor Supply Co.		Retail	1,670	147	182
Union Pacific Corp.	(f)	Transportation	5,381	832	910
Visa, Inc.	(f)	Diversified Financial Services	2,600	352	451
Walt Disney Co.	(f)	Media Entertainment	5,750	646	803
Waste Management, Inc.		Environmental Control	1,790	180	206
Xylem, Inc.	(f)	Machinery-Diversified	7,248	476	606
Total Common Stock				23,705	29,520
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 48.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(h)	2.45%	58,449,546	$58,456	$58,461
Total Short-Term Investments				58,456	58,461
TOTAL INVESTMENTS – 98.7%				$114,088	$120,133
Other Assets in Excess of Liabilities – 1.3%					1,543
Net Assets – 100.0%					$121,676
Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short – (9.7)%
iShares U.S. Home Construction ETF			(6,520)	$(251)	$(249)
SPDR S&P 500 ETF Trust			(39,530)	(11,154)	(11,582)
Total Mutual Funds Sold Short				(11,405)	(11,831)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short – (0.1)%
CF Industries, Inc., 3.5%, 6/1/2023		Chemicals	$(73)	$(72)	$(73)
Total Corporate Bonds Sold Short				(72)	(73)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short – (4.1)%
2U, Inc.		Commercial Services	(2,724)	$(171)	$(102)
Align Technology, Inc.		Healthcare-Products	(587)	(175)	(161)
AutoNation, Inc.		Retail	(4,559)	(176)	(191)
Avanos Medical, Inc.		Healthcare-Products	(511)	(21)	(22)
Blackbaud, Inc.		Software	(400)	(31)	(33)
Cargurus, Inc.		Internet	(652)	(24)	(24)
Church & Dwight Co., Inc.		Household Products/ Wares	(1,957)	(148)	(143)
Cushman & Wakefield Plc		Real Estate	(1,692)	(29)	(30)
Dollar General Corp.		Retail	(3,261)	(407)	(441)
eBay, Inc.		Internet	(796)	(30)	(31)
Energizer Holdings, Inc.		Electrical Compo & Equipment	(651)	(26)	(25)
H&R Block, Inc.		Commercial Services	(3,252)	(79)	(95)
Harley-Davidson, Inc.		Leisure Time	(3,115)	(115)	(112)
Healthcare Services Group, Inc.		Commercial Services	(947)	$(29)	$(29)
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Insulet Corp.		Healthcare-Products	(652)	(66)	(78)
Invitation Homes, Inc.		Real Estate Investment Trusts	(2,610)	(68)	(70)
Kellogg Co.		Food	(652)	(36)	(35)
Lennox International, Inc.		Construction Materials	(170)	(47)	(47)
LivePerson, Inc.		Software	(2,479)	(66)	(69)
Loews Corp.		Insurance	(652)	(35)	(36)
McCormick & Co., Inc.		Food	(2,353)	(341)	(365)
Monster Beverage Corp.		Beverages	(652)	(41)	(42)
Netflix, Inc.		Internet	(456)	(159)	(167)
New York Times Co.		Media Entertainment	(5,211)	(149)	(170)
Oracle Corp.		Software	(7,809)	(418)	(445)
Prestige Consumer Healthcare, Inc.		Pharmaceuticals	(1,950)	(63)	(62)
Service Corp. International/US		Commercial Services	(1,305)	(57)	(61)
Snap-on, Inc.		Hand/Machine Tools	(130)	(21)	(22)
St Joe Co.		Lodging	(988)	(14)	(17)
Stanley Black & Decker, Inc.		Hand/Machine Tools	(261)	(37)	(38)
TD Ameritrade Holding Corp.		Diversified Financial Services	(9,113)	(464)	(455)
Tesla, Inc.		Auto Manufacturers	(1,041)	(265)	(233)
Textron, Inc.		Miscellaneous Manufacturing	(5,478)	(283)	(290)
TopBuild Corp.		Engineering & Construction	(390)	(30)	(32)
Trex Co., Inc.		Construction Materials	(1,041)	(71)	(75)
USANA Health Sciences, Inc.		Pharmaceuticals	(2,347)	(195)	(186)
Veeva Systems, Inc.		Software	(1,436)	(201)	(233)
Walgreens Boots Alliance, Inc.		Retail	(1,287)	(79)	(70)
Williams-Sonoma, Inc.		Retail	(3,126)	(172)	(203)
Total Common Stocks Sold Short				(4,839)	(4,940)
Total Investments Sold Short				(16,316)	(16,844)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	09/18/2019	USD	145	CHF	141	$—	$(3)
Morgan Stanley & Co. International PLC	09/18/2019	USD	899	EUR	786	—	(10)
						$—	$(13)
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Total Return Debt Swaps(i) – (0.1)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1 Month LIBOR + 1.30%	VFH Parent LLC, 6.8%, 06/15/2022	USD 459	11/17/2020	Monthly/ Semi-Annually	$(1)	$1	$2	$—
Deutsche Bank	1 Month LIBOR + 1.30%	Bombardier, Inc., 8.8%, 12/01/2021	USD 383	11/17/2020	Monthly/ Semi-Annually	(1)	(1)	—	—
Deutsche Bank	1 Month LIBOR + 1.30%	Dell International LLC, 7.1%, 06/15/2024	USD 631	11/17/2020	Monthly/ Semi-Annually	(1)	(1)	—	—
Deutsche Bank	1 Month LIBOR + 1.30%	Ichan Enterprises LP, 6.3%, 02/01/2022	USD 374	11/17/2020	Monthly/ Semi-Annually	(7)	(3)	4	—
Deutsche Bank	1 Month LIBOR + 1.30%	Sable International Finance Ltd., 6.9%, 08/01/2022	USD 212	11/17/2020	Monthly/ Semi-Annually	(4)	(4)	—	—
Deutsche Bank	1 Month LIBOR + 1.30%	Genesis Energy LP, 6.8%, 08/01/2022	USD 679	11/17/2020	Monthly/ Semi-Annually	(16)	(5)	11	—
Deutsche Bank	1 Month LIBOR + 1.30%	RR Donnelley & Sons Co., 7.9%, 03/15/2021	USD 234	11/17/2020	Monthly/ Semi-Annually	(4)	(5)	—	1
Deutsche Bank	1 Month LIBOR + 1.30%	TransDigm, Inc., 6.0%, 07/15/2022	USD 208	11/17/2020	Monthly/ Semi-Annually	(5)	(5)	—	—
Deutsche Bank	1 Month LIBOR + 1.30%	Fortress Transportation & Infrastructure Investors LLC, 6.8%, 03/15/2022	USD 614	11/17/2020	Monthly/ Semi-Annually	(10)	(6)	4	—
Deutsche Bank	1 Month LIBOR + 1.30%	Williams Scotsman International, Inc., 7.9%, 12/15/2022	USD 623	11/17/2020	Monthly/ Semi-Annually	(22)	(12)	10	—
Deutsche Bank	1 Month LIBOR + 1.30%	Advanced Micro Devices, 7.0%, 07/01/2024	USD 606	11/17/2020	Monthly/ Semi-Annually	(17)	(14)	3	—
Deutsche Bank	1 Month LIBOR + 1.30%	GEO Group, Inc., 5.9%, 01/15/2022	USD 543	11/17/2020	Monthly/ Semi-Annually	(13)	(18)	—	5
Total Total Return Debt Swaps						$(101)	$(73)	$34	$6

Total Return Index Swaps(i) – 0.0%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Developed FX ER(j)	USD 2,015	5/29/2020	Quarterly	$—	$(26)	$—	$26
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – EM FX ER(k)	USD 3,011	5/29/2020	Quarterly	—	(86)	—	86
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.15%	Total return on Barclays Cross Asset Trend Index – Money Market ER(l)	USD 5,127	5/29/2020	Quarterly	$—	$97	$97	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Equity ER(m)	USD 5,047	5/29/2020	Quarterly	—	47	47	—
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Barclays Cross Asset Trend Index – Bond ER(n)	USD 5,117	5/29/2020	Quarterly	—	87	87	—
BNP Paribas	Total return on BNP Equity Growth Factor(o)	3 Month LIBOR - 0.05%	USD 23,564	6/15/2020	Quarterly	—	(473)	—	473
BNP Paribas	3 Month LIBOR + 0.15%	Total return on BNP Equity Value Factor(p)	USD 28,008	6/15/2020	Quarterly	—	406	406	—
BNP Paribas	Total return on Russell 1000 Index Total Return(q)	3 Month LIBOR + 0.14%	USD 9,600	6/10/2020	Quarterly	—	(190)	—	190
BNP Paribas	3 Month LIBOR -0.05%	Total return on Russell 2000 Total Return Index(r)	USD 9,600	6/10/2020	Quarterly	—	284	284	—
Deutsche Bank	0%	DB US Weekly and Bi-Weekly Mean Reversion(s)	USD 2,286	6/6/2020	Quarterly	—	(12)	—	12
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(t)	USD 11,593	6/18/2020	Quarterly	—	16	16	—
Goldman Sachs International	Total return on MSCI Daily TR Gross EAFE USD(u)	1 Month LIBOR + 0.2518%	USD 14,251	9/29/2019	Monthly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy(v)	USD 7,177	5/29/2020	Quarterly	—	(29)	—	29
Goldman Sachs International	1 Month LIBOR + 0.22%	MSCI Emerging Net Total Return USD IndexTotal return on MSCI Emerging Net Total Return USD Index(w)	USD 14,192	9/29/2019	Monthly	—	—	—	—
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	3 Month LIBOR	USD 9,400	3/20/2020	Quarterly	—	(161)	—	161
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	3 Month LIBOR	USD 2,500	12/20/2019	Quarterly	$—	$(1)	$—	$1
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version I	3 Month LIBOR	USD 2,000	12/20/2019	Quarterly	—	(77)	—	77
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Momentum Factor(x)	USD 2,506	5/29/2020	Quarterly	—	(35)	—	35
JP Morgan Chase Bank, N.A.	0%	Total return on J.P. Morgan Equity Risk Premium – Global Pure Low Vol L/S USD Index 1(y)	USD 11,299	8/30/2019	Quarterly	—	155	155	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.70%	Total return on JPM Alpha Select III 2X(z)	USD 12,200	5/29/2020	Quarterly	—	19	19	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 1.40%	JPM Commodity Carry Pairs Capped Index(aa)	USD 5,400	5/29/2020	Quarterly	—	78	78	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(ab)	USD 2,750	6/8/2020	Quarterly	—	(19)	—	19
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.12%	Total return on J.P. Morgan US 10Y Bond Futures Index(ac)	USD 24,340	6/30/2020	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.10%	Total return on MS Equity Quality Factor(ad)	USD 8,100	5/29/2020	Quarterly	—	(111)	—	111
Societe Generale	Fixed Rate of 0.15%	Delta Cap Mean Reversion(ae)	USD 2,400	4/30/2020	Quarterly	—	45	45	—
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(af)	USD 7,291	4/3/2020	N/A	39	(39)	—	78
Total Total Return Index Swaps						$39	$(25)	$1,234	$1,298
Total						$(62)	$(98)	$1,268	$1,304

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of June 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,873, which represents approximately 13.0% of net assets as of June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(e)
All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $1,720, which represents approximately 1.4% of net assets as of June 30, 2019.

(f)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of June 30, 2019, there were no securities rehypothecated by MSC.

(g)
Security is non-income producing.

(h)
Rate represents the seven-day yield as of June 30, 2019.

(i)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(j)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/CAD 1MO FORWARD	741	40.70%
USD/JPY 1MO FORWARD	631	34.68%
AUD/USD 1MO FORWARD	(542)	-29.77%
NZD/USD 1MO FORWARD	(458)	-25.14%
GBP/USD 1MO FORWARD	(376)	-20.63%
(k)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/PHP 1MO FORWARD	654	24.17%
USD/ILS 1MO FORWARD	(652)	-24.09%
USD/INR 1MO FORWARD	559	20.66%
USD/RUB 1MO FORWARD	448	16.54%
USD/ZAR 1MO FORWARD	251	9.27%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(l)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on interest rates. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
90DAY EURO$ FUTURE Mar 21	7,292	150.00%
90DAY EURO$ FUTURE Jun 21	7,292	150.00%
90DAY EURO$ FUTURE Sep 21	7,292	150.00%
90DAY EURO$ FUTURE Dec 21	7,292	150.00%
3MO EURO EURIBOR Mar 21	7,292	150.00%
3MO EURO EURIBOR Jun 21	7,292	150.00%
3MO EURO EURIBOR Sep 21	7,292	150.00%
3MO EURO EURIBOR Dec 21	7,292	150.00%
90DAY STERLING FUTURE Mar 21	3,646	75.00%
90DAY STERLING FUTURE Jun 21	3,646	75.00%
90DAY STERLING FUTURE Sep 21	3,646	75.00%
90DAY STERLING FUTURE Dec 21	3,646	75.00%
(m)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	4,625	100.00%
Futures
FTSE 100 IDX FUTURE Sep 19	710	15.35%
S&P 500 FUTURE Sep 19	640	13.84%
SPI 200 FUTURES Sep 19	617	13.34%
EURO STOXX 50 Sep19	593	12.82%
DAX INDEX FUTURE Sep 19	549	11.88%
NASDAQ 100 E-MINI Sep 19	484	10.47%
(n)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on developed market government bonds. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Sep 19	4,842	100.00%
US 2YR NOTE (CBT) Sep 19	4,842	100.00%
US 5YR NOTE (CBT) Sep 19	2,421	50.00%
EURO-BOBL FUTURE Sep 19	2,421	50.00%
LONG GILT FUTURE Sep 19	1,211	25.00%
JPN 10Y BOND(OSE) Sep 19	1,211	25.00%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
EURO-BUND FUTURE Sep 19	1,211	25.00%
JPM U.S. 10Y bond futures index	1,211	25.00%
(o)
Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(9,672)	(1,914)	-7.96%
Amazon.com Inc	(882)	(1,670)	-6.95%
Alphabet Inc	(1,320)	(1,427)	-5.94%
Berkshire Hathaway Inc	(4,330)	(923)	-3.84%
Facebook Inc	(4,375)	(844)	-3.51%
Visa Inc	(3,240)	(562)	-2.34%
Bank of America Corp	(19,104)	(554)	-2.30%
UnitedHealth Group Inc	(1,834)	(448)	-1.86%
Mastercard Inc	(1,682)	(445)	-1.85%
Home Depot Inc/The	(2,117)	(440)	-1.83%
Walt Disney Co/The	(3,080)	(430)	-1.79%
Boeing Co/The	(1,098)	(400)	-1.66%
Comcast Corp	(8,775)	(371)	-1.54%
Netflix Inc	(816)	(300)	-1.25%
Adobe Inc	(889)	(262)	-1.09%
Broadcom Inc	(891)	(256)	-1.07%
PayPal Holdings Inc	(2,188)	(250)	-1.04%
salesforce.com Inc	(1,483)	(225)	-0.94%
Thermo Fisher Scientific Inc	(730)	(214)	-0.89%
NIKE Inc	(2,510)	(211)	-0.88%
Costco Wholesale Corp	(776)	(205)	-0.85%
NVIDIA Corp	(1,238)	(203)	-0.85%
Starbucks Corp	(2,266)	(190)	-0.79%
Lockheed Martin Corp	(482)	(175)	-0.73%
Lowe’s Cos Inc	(1,648)	(166)	-0.69%
American Tower Corp	(785)	(161)	-0.67%
Gilead Sciences Inc	(2,350)	(159)	-0.66%
Booking Holdings Inc	(83)	(156)	-0.65%
Goldman Sachs Group Inc/The	(722)	(148)	-0.61%
United Parcel Service Inc	(1,326)	(137)	-0.57%
Celgene Corp	(1,436)	(133)	-0.55%
Anthem Inc	(468)	(132)	-0.55%
TJX Cos Inc/The	(2,493)	(132)	-0.55%
Charter Communications Inc	(333)	(132)	-0.55%
Morgan Stanley	(2,917)	(128)	-0.53%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Intuit Inc	(465)	(121)	-0.51%
Colgate-Palmolive Co	(1,643)	(118)	-0.49%
Cigna Corp	(735)	(116)	-0.48%
BlackRock Inc	(241)	(113)	-0.47%
Charles Schwab Corp/The	(2,649)	(106)	-0.44%
S&P Global Inc	(454)	(103)	-0.43%
Intuitive Surgical Inc	(192)	(101)	-0.42%
Raytheon Co	(574)	(100)	-0.41%
Ecolab Inc	(498)	(98)	-0.41%
EOG Resources Inc	(1,047)	(98)	-0.41%
Micron Technology Inc	(2,341)	(90)	-0.38%
Intercontinental Exchange Inc	(1,048)	(90)	-0.37%
Walgreens Boots Alliance Inc	(1,636)	(89)	-0.37%
Zoetis Inc	(784)	(89)	-0.37%
FedEx Corp	(539)	(88)	-0.37%
(p)
Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	15,333	2,054	7.23%
JPMorgan Chase & Co	7,148	799	2.81%
Johnson & Johnson	5,708	795	2.80%
Exxon Mobil Corp	9,047	693	2.44%
Procter & Gamble Co/The	5,150	565	1.99%
Verizon Communications Inc	8,831	505	1.78%
Pfizer Inc	11,620	503	1.77%
Cisco Systems Inc	9,169	502	1.77%
Intel Corp	10,224	489	1.72%
AT&T Inc	14,463	485	1.71%
Chevron Corp	3,852	479	1.69%
Wells Fargo & Co	9,567	453	1.59%
Merck & Co Inc	5,170	434	1.53%
Coca-Cola Co/The	8,502	433	1.52%
PepsiCo Inc	2,878	377	1.33%
Citigroup Inc	4,935	346	1.22%
Walmart Inc	2,964	327	1.15%
McDonald's Corp	1,472	306	1.08%
Oracle Corp	5,363	306	1.08%
Abbott Laboratories	3,463	291	1.03%
Philip Morris International Inc.	3,604	283	1.00%
Union Pacific Corp	1,593	269	0.95%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Honeywell International Inc	1,529	267	0.94%
International Business Machine	1,915	264	0.93%
United Technologies Corp	1,933	252	0.89%
AbbVie Inc	3,226	235	0.83%
QUALCOMM Inc	2,985	227	0.80%
3M Co	1,269	220	0.77%
Eli Lilly & Co	1,985	220	0.77%
Altria Group Inc	4,616	219	0.77%
Texas Instruments Inc	1,858	213	0.75%
Amgen Inc	1,143	211	0.74%
NextEra Energy Inc	975	200	0.70%
Danaher Corp	1,347	192	0.68%
General Electric Co	18,071	190	0.67%
American Express Co	1,535	190	0.67%
US Bancorp	3,424	179	0.63%
Bristol-Myers Squibb Co	3,626	164	0.58%
Caterpillar Inc	1,204	164	0.58%
Mondelez International Inc	2,947	159	0.56%
DowDuPont Inc	2,104	158	0.56%
ConocoPhillips	2,472	151	0.53%
CVS Health Corp	2,749	150	0.53%
Automatic Data Processing Inc	890	147	0.52%
Duke Energy Corp	1,620	143	0.50%
CSX Corp	1,817	141	0.49%
Stryker Corp	678	139	0.49%
PNC Financial Services Group I	975	134	0.47%
Dominion Energy Inc	1,615	125	0.44%
Simon Property Group Inc	780	125	0.44%
(q)
Stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(9,790)	-100.00%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(r)
Stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	9,884	100.00%
(s)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(1,221)	-53.70%
(t)
Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	4,575	39.41%
Deutsche Bank Duration Bias US	3,206	27.62%
(u)
Seeks to provide directional exposure that is short MSCI Daily Total Return Gross EAFE Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Daily TR Gross EAFE USD	(14,251)	-100.00%
(v)
Futures-based liquid and fully transparent strategy that is composed of four Goldman Sachs’ proprietary strategies across four asset classes — FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUT Sep 19	6,530	91.35%
US 2YR NOTE (CBT) Sep 19	5,552	77.66%
3MO EURO EURIBOR Mar 20	4,867	68.08%
3MO EURO EURIBOR Sep 20	4,866	68.08%
3MO EURO EURIBOR Dec 19	4,866	68.07%
3MO EURO EURIBOR Dec 20	4,866	68.06%
90DAY STERLING FU Sep 20	4,783	66.91%
90DAY STERLING FU Dec 20	4,783	66.90%
90DAY STERLING FU Mar 20	4,781	66.88%
90DAY STERLING FU Dec 19	4,779	66.85%
90DAY EURO$ FUTR Dec 20	4,735	66.24%
90DAY EURO$ FUTR Sep 20	4,735	66.24%
90DAY EURO$ FUTR Mar 20	4,729	66.15%
90DAY EURO$ FUTR Dec 19	4,720	66.03%
EURO-BOBL FUTURE Sep 19	2,588	36.21%
US 5YR NOTE (CBT) Sep 19	2,511	35.12%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
JPN 10Y BOND(OSE) Sep 19	1,943	27.19%
USD/TWD 1MO FORWARD	(1,611)	-22.53%
EURO-BUND FUTURE Sep 19	1,293	18.08%
LONG GILT FUTURE Sep 19	1,283	17.94%
JPM U.S. 10Y bond futures index	1,283	17.94%
USD/CNH 1MO FORWARD	(1,074)	-15.02%
EUR/USD 1MO FORWARD	(877)	-12.27%
USD/KRW 1MO FORWARD	(865)	-12.10%
USD/PHP 1MO FORWARD	865	12.10%
US LONG BOND(CBT) Sep 19	812	11.36%
USD/IDR 1MO FORWARD	805	11.27%
USD/INR 1MO FORWARD	746	10.43%
USD/SGD 1MO FORWARD	(686)	-9.60%
AUD/USD 1MO FORWARD	(641)	-8.96%
USD/JPY 1MO FORWARD	641	8.96%
USD/SEK 1MO FORWARD	(573)	-8.02%
NZD/USD 1MO FORWARD	(540)	-7.55%
GBP/USD 1MO FORWARD	(540)	-7.55%
USD/HUF 1MO FORWARD	(524)	-7.33%
USD/RUB 1MO FORWARD	524	7.33%
USD/CLP 1MO FORWARD	(487)	-6.81%
USD/CAD 1MO FORWARD	(472)	-6.60%
USD/CZK 1MO FORWARD	(449)	-6.28%
USD/CHF 1MO FORWARD	(438)	-6.13%
USD/NOK 1MO FORWARD	(438)	-6.13%
S&P/TSX 60 IX FUT Sep 19	353	4.94%
SET50 FUTURES Sep 19	352	4.93%
SPI 200 FUTURES Jul 19	335	4.69%
FTSE 100 IDX FUT Sep 19	330	4.61%
SWISS MKT IX FUTR Sep 19	322	4.51%
AMSTERDAM IDX FUT Jul 19	316	4.42%
USD/MXN 1MO FORWARD	299	4.19%
S&P500 EMINI FUT Sep 19	287	4.02%
IBEX 35 INDX FUTR Jul 19	287	4.02%
(w)
Seeks to provide directional exposure that is long the MSCI Emerging Markets Net Total Return USD Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Emerging Net Total Return USD Index	14,192	100.00%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(x)
Market neutral strategy that seeks to provide exposure to Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Valeo SA	(449)	(15)	-0.59%
LIXIL Group Corp	(917)	(14)	-0.59%
Bayer AG	(209)	(14)	-0.58%
DaVita Inc	(257)	(14)	-0.58%
Advantest Corp	525	14	0.58%
News Corp	(1,068)	(14)	-0.58%
IQVIA Holdings Inc	89	14	0.58%
Axalta Coating Systems Ltd	(481)	(14)	-0.58%
Bausch Health Cos Inc	567	14	0.58%
Kirkland Lake Gold Ltd	329	14	0.57%
IPG Photonics Corp	(92)	(14)	-0.57%
Continental Resources Inc/OK	(333)	(14)	-0.57%
Arconic Inc	543	14	0.57%
EssilorLuxottica SA	(107)	(14)	-0.56%
NVIDIA Corp	(85)	(14)	-0.56%
Accor SA	(322)	(14)	-0.56%
Agnico Eagle Mines Ltd	(270)	(14)	-0.56%
Fortescue Metals Group Ltd	2,180	14	0.56%
Jazz Pharmaceuticals PLC	(97)	(14)	-0.56%
Nitori Holdings Co Ltd	(104)	(14)	-0.56%
Swatch Group AG/The	(48)	(14)	-0.56%
Nomura Holdings Inc	(3,895)	(14)	-0.55%
Xilinx Inc	116	14	0.55%
3i Group PLC	968	14	0.55%
Westlake Chemical Corp	(197)	(14)	-0.55%
Incyte Corp	161	14	0.55%
Electronic Arts Inc	(135)	(14)	-0.55%
Newmont Mining Corp	(354)	(14)	-0.55%
Perrigo Co PLC	(286)	(14)	-0.55%
Baker Hughes a GE Co	(553)	(14)	-0.55%
Schlumberger Ltd	(342)	(14)	-0.55%
Zebra Technologies Corp	65	14	0.55%
Illumina Inc	37	14	0.55%
Noble Energy Inc	(606)	(14)	-0.55%
Ball Corp	194	14	0.55%
Hess Corp	213	14	0.55%
National Oilwell Varco Inc	(608)	(14)	-0.55%
DXC Technology Co	(245)	(13)	-0.55%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Teva Pharmaceutical Industries	(1,462)	(13)	-0.55%
East West Bancorp Inc	(288)	(13)	-0.54%
Origin Energy Ltd	(2,620)	(13)	-0.54%
Textron Inc	(253)	(13)	-0.54%
Anglo American PLC	471	13	0.54%
Rakuten Inc	1,130	13	0.54%
ZOZO Inc	(716)	(13)	-0.54%
Tenaris SA	(1,023)	(13)	-0.54%
Becton Dickinson and Co	(53)	(13)	-0.54%
Renesas Electronics Corp	(2,697)	(13)	-0.54%
Aptiv PLC	(165)	(13)	-0.54%
Edenred	262	13	0.54%
(y)
Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Allergan PLC	469	79	0.69%
Corteva Inc	(2,270)	(67)	-0.59%
L Brands Inc	(2,552)	(67)	-0.58%
News Corp	4,818	65	0.57%
Axalta Coating Systems Ltd	2,170	65	0.56%
Kirkland Lake Gold Ltd	(1,482)	(64)	-0.56%
Edison International	(947)	(64)	-0.56%
IPG Photonics Corp	(413)	(64)	-0.56%
Continental Resources Inc/OK	(1,512)	(64)	-0.56%
Arconic Inc	(2,444)	(63)	-0.55%
Fluor Corp	(1,865)	(63)	-0.55%
NVIDIA Corp	(382)	(63)	-0.55%
Accor SA	1,454	62	0.55%
Phillips 66	666	62	0.54%
Idemitsu Kosan Co Ltd	(2,070)	(62)	-0.54%
Fortescue Metals Group Ltd	(9,817)	(62)	-0.54%
Mylan NV	(3,261)	(62)	-0.54%
Parsley Energy Inc	(3,248)	(62)	-0.54%
Xilinx Inc	(523)	(62)	-0.54%
Diamondback Energy Inc	(566)	(62)	-0.54%
QUALCOMM Inc	(811)	(62)	-0.54%
Wynn Macau Ltd	(27,387)	(61)	-0.54%
Schlumberger Ltd	1,544	61	0.54%
Perrigo Co PLC	(1,288)	(61)	-0.54%
IHS Markit Ltd	958	61	0.53%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
IDEX Corp	354	61	0.53%
DXC Technology Co	1,104	61	0.53%
Julius Baer Group Ltd	(1,368)	(61)	-0.53%
UniCredit SpA	(4,937)	(61)	-0.53%
United Rentals Inc	(458)	(61)	-0.53%
GrubHub Inc	(777)	(61)	-0.53%
Analog Devices Inc	537	61	0.53%
Textron Inc	1,142	61	0.53%
Rakuten Inc	(5,088)	(60)	-0.53%
Zalando SE	(1,361)	(60)	-0.53%
Becton Dickinson and Co	240	60	0.53%
ZOZO Inc	(3,223)	(60)	-0.53%
Aptiv PLC	746	60	0.53%
Splunk Inc	(479)	(60)	-0.53%
AMETEK Inc	663	60	0.53%
Expedia Group Inc	452	60	0.53%
Oracle Corp	1,055	60	0.52%
ONEOK Inc	873	60	0.52%
Autoliv Inc	852	60	0.52%
General Dynamics Corp	330	60	0.52%
Pandora A/S	(1,686)	(60)	-0.52%
WH Group Ltd	(59,155)	(60)	-0.52%
Emerson Electric Co	899	60	0.52%
Mettler-Toledo International I	71	60	0.52%
SBI Holdings Inc/Japan	(2,420)	(60)	-0.52%
(z)
Seeks to go long commodities with the most downward sloping term structures and short commodities with the most upward sloping term structures to monetize the relative roll-yields that exists across different commodities.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE FUTURE Sep 19	(2,155)	-17.64%
WTI CRUDE FUTURE Dec 19	1,996	16.33%
NATURAL GAS FUTURE Apr 20	1,815	14.85%
NATURAL GAS FUTURE Sep 19	(1,554)	-12.72%
CORN FUTURE Sep 19	(1,537)	-12.58%
CORN FUTURE Jul 20	1,462	11.96%
SOYBEAN FUTURE Nov 19	(1,413)	-11.56%
SOYBEAN FUTURE Jul 20	1,394	11.41%
LME PRI ALUM FUTURE Dec 19	1,019	8.34%
LME PRI ALUM FUTURE Sep 19	(989)	-8.09%
LME ZINC FUTURE Aug 19	816	6.67%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
LIVE CATTLE FUTURE Aug 19	(813)	-6.66%
WHEAT FUTURE(CBT) Sep 19	(752)	-6.16%
LME ZINC FUTURE Sep 19	(751)	-6.15%
WHEAT FUTURE(CBT) Dec 19	748	6.12%
SUGAR #11 (WORLD) Mar 20	744	6.09%
GASOLINE RBOB FUTURE Sep 19	(737)	-6.04%
SUGAR #11 (WORLD) Oct 19	(737)	-6.03%
LME NICKEL FUTURE Dec 19	727	5.95%
LME NICKEL FUTURE Sep 19	(726)	-5.94%
Low Su Gasoil G Sep 19	(681)	-5.57%
Low Su Gasoil G Dec 19	669	5.47%
GASOLINE RBOB FUTURE Oct 19	637	5.22%
COFFEE ‘C’ FUTURE Sep 19	(620)	-5.07%
COFFEE ‘C’ FUTURE May 20	576	4.71%
NY Harb ULSD FUTURE Sep 19	(557)	-4.56%
NY Harb ULSD FUTURE Dec 19	544	4.45%
LEAN HOGS FUTURE Aug 19	(533)	-4.36%
LIVE CATTLE FUTURE Oct 19	488	4.00%
LIVE CATTLE FUTURE Dec 19	313	2.56%
COTTON NO.2 FUTURE Mar 20	308	2.52%
COTTON NO.2 FUTURE Dec 19	(303)	-2.48%
KC HRW WHEAT FUTURE Sep 19	(279)	-2.28%
KC HRW WHEAT FUTURE Dec 19	276	2.26%
LEAN HOGS FUTURE Oct 19	221	1.81%
LEAN HOGS FUTURE Dec 19	125	1.02%
LIVE CATTLE FUTURE Feb 20	122	1.00%
BRENT CRUDE FUTURE Sep 19	(85)	-0.69%
GOLD 100 OZ FUTURE Aug 19	66	0.54%
LEAN HOGS FUTURE Feb 20	56	0.46%
COPPER FUTURE Sep 19	42	0.34%
LEAN HOGS FUTURE Apr 20	41	0.33%
SILVER FUTURE Sep 19	20	0.16%
SOYBEAN MEAL FUTURE Dec 19	5	0.04%
SOYBEAN OIL FUTURE Dec 19	(4)	-0.04%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(aa)
Seeks to take advantage of the convexity that exists within commodity term structures by going long deferred futures contracts and short nearby futures contracts within the same commodity.

Top Underlying Components	Notional	Percentage of Notional
Futures
SOYBEAN FUTURE Nov 19	(815)	-14.87%
SOYBEAN MEAL FUTURE Dec 19	813	14.84%
GOLD 100 OZ FUTURE Aug 19	697	12.73%
SILVER FUTURE Sep 19	(689)	-12.58%
BRENT CRUDE FUTURE Dec 19	674	12.30%
SUGAR #11 (WORLD) Mar 20	634	11.57%
WTI CRUDE FUTURE Nov 19	(632)	-11.55%
WHEAT FUTURE(CBT) Dec 19	630	11.51%
WHITE SUGAR (ICE) Dec 19	(629)	-11.49%
KC HRW WHEAT FUTURE Dec 19	(625)	-11.41%
BRENT CRUDE FUTURE Sep 19	609	11.12%
WHEAT FUTURE(CBT) Sep 19	609	11.12%
KC HRW WHEAT FUTURE Sep 19	(603)	-11.01%
WHITE SUGAR (ICE) Aug 19	(597)	-10.90%
SUGAR #11 (WORLD) Oct 19	595	10.87%
GOLD 100 OZ FUTURE Dec 19	594	10.84%
SILVER FUTURE Dec 19	(587)	-10.71%
WTI CRUDE FUTURE Aug 19	(552)	-10.07%
NY Harb ULSD FUTURE Nov 19	(513)	-9.37%
GASOLINE RBOB FUTURE Nov 19	509	9.30%
NY Harb ULSD FUTURE Aug 19	(472)	-8.61%
GASOLINE RBOB FUTURE Aug 19	420	7.67%
LME COPPER FUTURE Aug 19	(327)	-5.98%
COPPER FUTURE Sep 19	327	5.97%
COFFEE ‘C’ FUTURE Sep 19	(322)	-5.88%
COFF ROBUSTA 10tn Sep 19	310	5.65%
COFFEE ‘C’ FUTURE Dec 19	(297)	-5.42%
COFF ROBUSTA 10tn Nov 19	286	5.23%
COPPER FUTURE Dec 19	263	4.81%
LME COPPER FUTURE Nov 19	(263)	-4.80%
CATTLE FEEDER FUTURE Aug 19	222	4.05%
CATTLE FEEDER FUTURE Nov 19	220	4.01%
LIVE CATTLE FUTURE Dec 19	(218)	-3.98%
LIVE CATTLE FUTURE Aug 19	(217)	-3.96%
Low Su Gasoil G Nov 19	(31)	-0.57%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(ab)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(157)	-5.74%
(ac)
Exposure to the JPM U.S. 10Y bond futures index.

Top Underlying Components	Notional	Percentage of Notional
Index
JPM U.S. 10Y bond futures index	24,339	100.00%
(ad)
Market neutral strategy that seeks to provide exposure to Quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		7,995	100.08%
Common Stock
Allergan PLC	(455)	(76)	-0.95%
Tableau Software Inc	(418)	(69)	-0.87%
First Quantum Minerals Ltd	(7,141)	(68)	-0.85%
DaVita Inc	(1,204)	(68)	-0.85%
IQVIA Holdings Inc	(418)	(67)	-0.84%
HollyFrontier Corp	1,440	67	0.83%
Valero Energy Corp	770	66	0.83%
Agnico Eagle Mines Ltd	(1,277)	(65)	-0.82%
Kinross Gold Corp	(16,761)	(65)	-0.81%
Steel Dynamics Inc	2,143	65	0.81%
Phillips 66	691	65	0.81%
Freeport-McMoRan Inc	5,526	64	0.80%
Franco-Nevada Corp	(754)	(64)	-0.80%
Electronic Arts Inc	629	64	0.80%
QUALCOMM Inc	(837)	(64)	-0.80%
Knight-Swift Transportation Ho	(1,934)	(64)	-0.79%
Empire Co Ltd	2,519	63	0.79%
Mettler-Toledo International I	75	63	0.79%
Dollarama Inc	(1,798)	(63)	-0.79%
EOG Resources Inc	678	63	0.79%
Baker Hughes a GE Co	2,564	63	0.79%
Diamondback Energy Inc	(579)	(63)	-0.79%
Allegion PLC	569	63	0.79%
American Airlines Group Inc	1,929	63	0.79%
CDW Corp/DE	566	63	0.79%
Nucor Corp	1,139	63	0.79%
Noble Energy Inc	(2,797)	(63)	-0.78%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Becton Dickinson and Co	(249)	(63)	-0.78%
Cadence Design Systems Inc	884	63	0.78%
Wheaton Precious Metals Corp	(2,588)	(63)	-0.78%
Avery Dennison Corp	541	63	0.78%
Jones Lang LaSalle Inc	444	63	0.78%
SNC-Lavalin Group Inc	(3,090)	(62)	-0.78%
Best Buy Co Inc	895	62	0.78%
Seagate Technology PLC	1,323	62	0.78%
Hilton Worldwide Holdings Inc	636	62	0.78%
Universal Health Services Inc	(477)	(62)	-0.78%
HCA Healthcare Inc	(460)	(62)	-0.78%
Bombardier Inc	36,938	62	0.78%
Celanese Corp	575	62	0.78%
IDEXX Laboratories Inc	225	62	0.78%
Citigroup Inc	(885)	(62)	-0.78%
National Oilwell Varco Inc	(2,787)	(62)	-0.78%
PrairieSky Royalty Ltd	(4,403)	(62)	-0.77%
Cenovus Energy Inc	(7,014)	(62)	-0.77%
Humana Inc	233	62	0.77%
CBRE Group Inc	1,205	62	0.77%
Constellation Brands Inc	(314)	(62)	-0.77%
Newell Brands Inc	(4,008)	(62)	-0.77%
(ae)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(902)	-36.90%
(af)
Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivative
1y Forward 10y20y Straddle	7,252	100.00%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 97.9%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	2.45%	2,013,479	$2,013	$2,014
Total Short-Term Investments				2,013	2,014
TOTAL INVESTMENTS – 97.9%				$2,013	$2,014
Other Assets in Excess of Liabilities – 2.1%					43
Net Assets – 100.0%					$2,057

Total Return Index Swaps(d) – 0.7%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays IDMF Strategy Index	USD 499	6/4/2020	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays Month End Rebalancing Currency Index(e)	USD 309	1/2/2020	Quarterly	—	—	—	—
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas AI Trend ex-Commo USD Index(f)	USD 500	6/5/2020	Quarterly	—	16	16	—
Deutsche Bank	0%	Total return on Deutsche Bank Trend Intraday Equity Index	USD 485	12/31/2019	Quarterly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(g)	USD 401	6/5/2020	Quarterly	—	4	4	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(h)	USD 513	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A	0%	Total return on JPM FX Momentum(i)	USD 293	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A	Fixed Rate of 0.10%	Total return on JPM QES Basket Index	USD 298	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion(j)	USD 300	1/2/2020	Quarterly	—	(4)	—	4
Morgan Stanley & Co. International PLC	0%	Total return on MSEF Global Momentum(k)	USD 528	1/2/2020	Quarterly	—	—	—	—
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion(l)	USD 300	1/4/2020	Quarterly	$—	$(2)	$—	$2
Total Total Return Index Swaps						$—	$14	$20	$6

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2019.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	309	100.00%
(f)
Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Cash
EURO	(545)	-105.52%
US DOLLAR	(110)	-21.30%
Index
BNP Paribas EUR 10Y Futures In	513	99.36%
BNP Paribas USD 10Y Futures In	510	98.80%
BNP Paribas JPY 10Y Futures In	(282)	-54.55%
JAPANESE YEN	200	38.68%
BNP Paribas US Equity Futures	90	17.33%
BNP Paribas Japan Equity Future	82	15.87%
BNP Paribas China Equity Future	54	10.43%
HONG KONG DOLLAR	(54)	-10.43%
BNP Paribas Eurozone Equity Future	32	6.16%
BNP Paribas Emerging Equities	27	5.17%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(g)
Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	159	39.41%
Deutsche Bank Duration Bias US	112	27.62%
(h)
Futures-based liquid and fully transparent strategy that is composed of four Goldman Sachs’ proprietary strategies across four asset classes — FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUT Sep19	469	91.35%
US 2YR NOTE (CBT) Sep19	399	77.66%
3MO EURO EURIBOR Mar20	349	68.08%
3MO EURO EURIBOR Sep20	349	68.08%
3MO EURO EURIBOR Dec19	349	68.07%
3MO EURO EURIBOR Dec20	349	68.06%
90DAY STERLING FU Sep20	343	66.91%
90DAY STERLING FU Dec20	343	66.90%
90DAY STERLING FU Mar20	343	66.88%
90DAY STERLING FU Dec19	343	66.85%
90DAY EURO$ FUTR Dec20	340	66.24%
90DAY EURO$ FUTR Sep20	340	66.24%
90DAY EURO$ FUTR Mar20	339	66.15%
90DAY EURO$ FUTR Dec19	339	66.03%
EURO-BOBL FUTURE Sep19	186	36.21%
US 5YR NOTE (CBT) Sep19	180	35.12%
JPN 10Y BOND(OSE) Sep19	139	27.19%
USD/TWD 1MO FORWARD	(116)	-22.53%
EURO-BUND FUTURE Sep19	93	18.08%
LONG GILT FUTURE Sep19	92	17.94%
JPM U.S. 10Y bond futures index	92	17.94%
USD/CNH 1MO FORWARD	(77)	-15.02%
EUR/USD 1MO FORWARD	(63)	-12.27%
USD/KRW 1MO FORWARD	(62)	-12.10%
USD/PHP 1MO FORWARD	62	12.10%
US LONG BOND(CBT) Sep19	58	11.36%
USD/IDR 1MO FORWARD	58	11.27%
USD/INR 1MO FORWARD	54	10.43%
USD/SGD 1MO FORWARD	(49)	-9.60%
AUD/USD 1MO FORWARD	(46)	-8.96%
USD/JPY 1MO FORWARD	46	8.96%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
USD/SEK 1MO FORWARD	(41)	-8.02%
NZD/USD 1MO FORWARD	(39)	-7.55%
GBP/USD 1MO FORWARD	(39)	-7.55%
USD/HUF 1MO FORWARD	(38)	-7.33%
USD/RUB 1MO FORWARD	38	7.33%
USD/CLP 1MO FORWARD	(35)	-6.81%
USD/CAD 1MO FORWARD	(34)	-6.60%
USD/CZK 1MO FORWARD	(32)	-6.28%
USD/CHF 1MO FORWARD	(31)	-6.13%
USD/NOK 1MO FORWARD	(31)	-6.13%
S&P/TSX 60 IX FUT Sep19	25	4.94%
SET50 FUTURES Sep19	25	4.93%
SPI 200 FUTURES Jul19	24	4.69%
FTSE 100 IDX FUT Sep19	24	4.61%
SWISS MKT IX FUTR Sep19	23	4.51%
AMSTERDAM IDX FUT Jul19	23	4.42%
USD/MXN 1MO FORWARD	21	4.19%
S&P500 EMINI FUT Sep19	21	4.02%
IBEX 35 INDX FUTR Jul19	21	4.02%
(i)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Common Stock
RUSSIAN RUBLE	(98)	-33.33%
AUSTRALIAN DOLLAR	94	32.22%
NEW ZEALAND DOLLAR	94	32.22%
TURKISH LIRA	88	30.00%
MEXICAN PESO	59	20.00%
HUNGARIAN FORINT	49	16.67%
POLISH ZLOTY	42	14.44%
NORWEGIAN KRONE	26	8.89%
JAPANESE YEN	23	7.78%
EURO	7	2.22%
SWEDISH KRONA	7	2.22%
(j)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(17)	-5.74%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(k)
Market neutral portfolio of global stocks with long-term momentum signal.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		529	100.20%
Common Stock
Western Digital Corp	(100)	(5)	-0.90%
IQVIA Holdings Inc	28	4	0.84%
IPG Photonics Corp	(29)	(4)	-0.84%
News Corp	(321)	(4)	-0.82%
CenturyLink Inc	(367)	(4)	-0.82%
Edison International	(64)	(4)	-0.81%
Hess Corp	67	4	0.81%
Jazz Pharmaceuticals PLC	(30)	(4)	-0.80%
Xilinx Inc	36	4	0.80%
Schlumberger Ltd	(106)	(4)	-0.80%
Electronic Arts Inc	(42)	(4)	-0.80%
QUALCOMM Inc	55	4	0.80%
DXC Technology Co	(76)	(4)	-0.80%
Weyerhaeuser Co	(160)	(4)	-0.80%
Ball Corp	60	4	0.80%
Textron Inc	(79)	(4)	-0.80%
Perrigo Co PLC	(88)	(4)	-0.79%
Wabtec Corp	(58)	(4)	-0.79%
Mylan NV	(218)	(4)	-0.79%
Cadence Design Systems Inc	59	4	0.79%
Jones Lang LaSalle Inc	(29)	(4)	-0.78%
SNC-Lavalin Group Inc	(205)	(4)	-0.78%
Eaton Vance Corp	(96)	(4)	-0.78%
Arch Capital Group Ltd	111	4	0.78%
Nektar Therapeutics	(116)	(4)	-0.78%
Bombardier Inc	(2,447)	(4)	-0.78%
National Oilwell Varco Inc	(185)	(4)	-0.78%
Dover Corp	41	4	0.78%
XPO Logistics Inc	(71)	(4)	-0.78%
Activision Blizzard Inc	(87)	(4)	-0.78%
East West Bancorp Inc	(88)	(4)	-0.78%
Air Products & Chemicals Inc	18	4	0.77%
Walgreens Boots Alliance Inc	(75)	(4)	-0.77%
Affiliated Managers Group Inc	(44)	(4)	-0.77%
CI Financial Corp	(251)	(4)	-0.77%
AltaGas Ltd	(269)	(4)	-0.77%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
West Fraser Timber Co Ltd	(89)	(4)	-0.77%
MSCI Inc	17	4	0.77%
Crown Holdings Inc	67	4	0.77%
Zillow Group Inc	(88)	(4)	-0.77%
Shopify Inc	14	4	0.77%
Chipotle Mexican Grill Inc	6	4	0.77%
Live Nation Entertainment Inc	61	4	0.77%
SVB Financial Group	(18)	(4)	-0.77%
VeriSign Inc	19	4	0.77%
TransDigm Group Inc	8	4	0.77%
Kraft Heinz Co/The	(130)	(4)	-0.77%
Tractor Supply Co	37	4	0.77%
Ecolab Inc	20	4	0.77%
(l)
Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
BRITISH POUND	34	11.01%
NEW ZEALAND DOLLAR	(29)	-9.36%
CANADIAN DOLLAR	(27)	-9.00%
SWEDISH KRONA	(22)	-7.22%
JAPANESE YEN	21	6.84%
SWISS FRANC	(18)	-5.98%
NORWEGIAN KRONE	(12)	-4.03%
EURO	7	2.43%
AUSTRALIAN DOLLAR	4	1.28%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes – 6.4%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$133	$133	$ 132
Total Commodity Linked Notes			$133	$ 132

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 92.2%
State Street Institutional Liquid Reserves Fund – Premier Class	(e)	2.45%	1,919,569	$1,919	$1,920
Total Short-Term Investments				1,919	1,920
TOTAL INVESTMENTS – 98.6%				$2,052	$2,052
Other Assets in Excess of Liabilities – 1.4%					30
Net Assets – 100.0%					$2,082
Total Return Index Swaps(f) – (0.2)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays WVFS Strategy(g)	USD 152	1/2/2020	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays EWSV Index(h)	EUR 135	1/2/2020	Quarterly	—	—	—	—
Deutsche Bank	Fixed Rate of 0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(i)	USD 312	12/31/2019	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total Return on Goldman Sachs Macro Index CA02(j)	USD 313	1/2/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry(k)	USD 201	1/3/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Global Credit Value(l)	USD 190	1/2/2020	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.25%	Total return on J. P. Morgan Government Bond Carry to-Risk Index(m)	USD 606	1/2/2020	Quarterly	—	—	—	—
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(n)	USD 2,000	1/4/2020	Quarterly	—	(5)	—	5
Total Total Return Index Swaps						$—	$(5)	$—	$5

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(c)
Fair value as of June 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $132, which represents approximately 6.4% of net assets as of June 30, 2019.

(e)
Rate represents the seven-day yield as of June 30, 2019.

(f)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(g)
Short variance exposure in the S&P 500 Index.

Top Underlying Components	Notional	Percentage of Notional
Swap
S&P 500 Variance Swap	152	100.00%
(h)
Short variance exposure in the Eurostoxx 50 index.

Top Underlying Components	Notional	Percentage of Notional
Swap
Eurostoxx 50 Variance Swap	135	100.00%
(i)
Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Swap
JAPANESE YEN SWAP 10 YR	1,857	596.48%
EURO SWAP 10 YR	27	8.57%
BRITISH POUND SWAP 10 YR	6	2.01%
US DOLLAR SWAP 10 YR	0	0.10%
FX Forwards
EURO	(37)	-11.76%
JAPANESE YEN	(34)	-10.84%
AUSTRALIAN DOLLAR	(9)	-2.89%
MEXICAN PESO	3	0.86%
SOUTH KOREAN WON	3	0.86%
BRAZIL REAL	3	0.86%
SOUTH AFRICAN RAND	3	0.86%
China Offshore Spot	3	0.86%
RUSSIAN RUBLE	3	0.86%
SINGAPORE DOLLAR	3	0.86%
HUNGARIAN FORINT	3	0.86%
TURKISH LIRA	3	0.86%
POLISH ZLOTY	3	0.86%
TAIWAN DOLLAR	3	0.86%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Index
Markit iTraxx Europe Crossover Index	25	8.07%
Markit CDX NA HY Index	0	0.09%
EONIA Total Return Index	(0)	-0.01%
Futures
MSCI EmgMkt Sep 19	0	0.00%
EURO STOXX 50 Sep 19	0	0.00%
Nifty 50 Sep 19	0	0.00%
FTSE 100 IDX FUTURE Sep 19	0	0.00%
S&P500 EMINI FUTURE Sep 19	(0)	0.00%
(j)
Currency selection strategy based on relative interest rates.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
RUSSIAN RUBLE	48	15.30%
TURKISH LIRA	48	15.21%
SWEDISH KRONA	(48)	-15.20%
INDIAN RUPEE	47	15.13%
EURO	(47)	-15.10%
MEXICAN PESO	47	15.07%
SWISS FRANC	(46)	-14.69%
HUNGARIAN FORINT	(43)	-13.79%
ISRAELI SHEKEL	(34)	-10.84%
INDONESIAN RUPIAH	23	7.33%
SOUTH KOREAN WON	(9)	-2.73%
PHILIPPINES PESO	8	2.42%
SOUTH AFRICAN RAND	5	1.73%
BRAZIL REAL	3	1.04%
JAPANESE YEN	(1)	-0.34%
NORWEGIAN KRONE	(1)	-0.26%
BRITISH POUND	(0)	0.00%
AUSTRALIAN DOLLAR	(0)	0.00%
CANADIAN DOLLAR	(0)	0.00%
NEW ZEALAND DOLLAR	(0)	0.00%
POLISH ZLOTY	(0)	0.00%
CHILEAN PESO	(0)	0.00%
SINGAPORE DOLLAR	(0)	0.00%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(k)
Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
BIST 30 FUTURES Aug 19	(37)	-18.46%
MSCI TAIWAN INDEX Jul 19	37	18.40%
IBEX 35 INDX FUTURE Jul 19	32	16.13%
FTSE/JSE TOP 40 Sep 19	(31)	-15.22%
HSCEI Futures Jul 19	28	13.97%
NASDAQ 100 E-MINI Sep 19	(27)	-13.58%
E-Mini Russ 2000 Sep 19	(24)	-11.95%
FTSE 100 IDX FUTURE Sep 19	23	11.63%
HANG SENG IDX FUTURE Jul 19	23	11.44%
AMSTERDAM IDX FUTURE Jul 19	21	10.56%
SET50 FUTURES Sep 19	(21)	-10.25%
S&P500 EMINI FUTURE Sep 19	(20)	-9.89%
KOSPI2 INX FUTURE Sep 19	(15)	-7.67%
MSCI EmgMkt Sep 19	(10)	-5.12%
S&P/TSX 60 IX FUTURE Sep 19	7	3.32%
FTSE/MIB IDX FUTURE Sep 19	5	2.52%
TOPIX INDX FUTURE Sep 19	4	2.23%
SWISS MKT IX FUTURE Sep 19	(4)	-1.80%
CAC40 10 EURO FUTURE Jul 19	3	1.51%
EURO STOXX 50 Sep 19	2	1.11%
SPI 200 FUTURES Jul 19	2	1.10%
Currencies
JAPANESE YEN	0	0.00%
SWISS FRANC	0	0.00%
US DOLLAR	0	0.00%
BRITISH POUND	0	0.00%
EURO	(0)	0.00%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(l)
Long-Short strategy capturing the risk premia between high yield and investment grade credit.

Top Underlying Components	Notional	Percentage of Notional
Index
iTraxx Main 5Y Long Excess Ret	(1,323)	-696.96%
CDX.NA.HY 5Y Long Excess Retur	368	194.05%
CDX.NA.IG 5Y Long Excess Retur	(59)	-31.03%
iTraxx XO 5Y Long Excess Retur	15	7.71%
(m)
Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Sep 19	346	57.15%
JPN 10Y BOND(OSE) Sep 19	346	57.15%
EURO-BOBL FUTURE Sep 19	(130)	-21.43%
JPM U.S. 10Y bond futures index	65	10.71%
(n)
Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on carry, value, and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 5Y in USD	(3,408)	-169.82%
IRS Rec 10Y in USD	(3,320)	-165.46%
IRS Rec 30Y in GBP	2,639	131.49%
IRS Rec 20Y in EUR	2,255	112.38%
IRS Rec 5Y in EUR	1,940	96.67%
IRS Rec 10Y in EUR	1,432	71.36%
IRS Rec 2Y in JPY	(1,277)	-63.63%
IRS Rec 1Y in JPY	(1,248)	-62.20%
IRS Rec 2Y in USD	1,177	58.67%
IRS Rec 10Y in GBP	(320)	-15.93%
IRS Rec 20Y in USD	(309)	-15.40%
IRS Rec 30Y in EUR	300	14.94%
IRS Rec 30Y in USD	(278)	-13.87%
IRS Rec 5Y in JPY	(157)	-7.84%
IRS Rec 10Y in JPY	155	7.72%
IRS Rec 20Y in GBP	150	7.47%
IRS Rec 1Y in EUR	(65)	-3.24%
IRS Rec 5Y in GBP	—	0.00%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes – 18.6%
Citigroup Global Markets Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$600	$600	$594
Total Commodity Linked Notes			$600	$594

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 80.1%
State Street Institutional Liquid Reserves Fund – Premier Class	(e)	2.45%	2,554,040	$2,554	$2,554
Total Short-Term Investments				2,554	2,554
TOTAL INVESTMENTS – 98.7%				$3,154	$3,148
Other Assets in Excess of Liabilities – 1.3%					41
Net Assets – 100.0%					$3,189
Total Return Index Swaps(f) – 0.0%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(g)	USD 1,328	1/2/2020	Quarterly	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(h)	3 Month LIBOR – 0.25%	USD 690	1/2/2020	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Inflation Index(i)	USD 334	12/30/2019	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Pricing Power Index(j)	USD 319	12/30/2019	Quarterly	—	—	—	—
Total Total Return Index Swaps						$—	$—	$—	$—

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of June 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $594, which represents approximately 18.6% of net assets as of June 30, 2019.

(e)
Rate represents the seven-day yield as of June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(f)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(g)
Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Targa Resources Corp	720	28	2.13%
ONEOK Inc	409	28	2.12%
Eaton Corp PLC	336	28	2.11%
Emerson Electric Co	420	28	2.11%
Cummins Inc	160	27	2.07%
Helmerich & Payne Inc	543	27	2.07%
Williams Cos Inc/The	975	27	2.06%
Johnson Controls International	659	27	2.05%
Fastenal Co	831	27	2.04%
PACCAR Inc	376	27	2.03%
Kinder Morgan Inc/DE	1,284	27	2.02%
United Parcel Service Inc	260	27	2.02%
Dominion Energy Inc	343	27	2.00%
International Paper Co	613	27	2.00%
WestRock Co	728	27	2.00%
Olin Corp	1,206	26	1.99%
LyondellBasell Industries NV	305	26	1.98%
Iron Mountain Inc	831	26	1.96%
Kimco Realty Corp	1,408	26	1.96%
PPL Corp	839	26	1.96%
Nielsen Holdings PLC	1,140	26	1.94%
Dow Inc	514	25	1.91%
Omega Healthcare Investors Inc	683	25	1.89%
VEREIT Inc	2,755	25	1.87%
Park Hotels & Resorts Inc	857	24	1.78%
3M Co	132	23	1.72%
Spirit Realty Capital Inc	510	22	1.64%
Brixmor Property Group Inc	1,203	22	1.62%
Medical Properties Trust Inc	1,218	21	1.60%
Gaming and Leisure Properties	528	21	1.55%
Plains GP Holdings LP	824	21	1.55%
Macerich Co/The	603	20	1.52%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Antero Midstream GP LP	1,726	20	1.49%
Armstrong World Industries Inc	152	15	1.11%
EPR Properties	196	15	1.10%
MSC Industrial Direct Co Inc	184	14	1.03%
Advanced Disposal Services Inc	424	14	1.02%
Sonoco Products Co	203	13	1.00%
Equitrans Midstream Corp	647	13	0.96%
Tanger Factory Outlet Centers	778	13	0.95%
Weingarten Realty Investors	450	12	0.93%
Sabra Health Care REIT Inc	607	12	0.90%
Uniti Group Inc	1,244	12	0.89%
Occidental Petroleum Corp	230	12	0.87%
Domtar Corp	256	11	0.86%
EnLink Midstream LLC	1,066	11	0.81%
FTI Consulting Inc	128	11	0.81%
RLJ Lodging Trust	584	10	0.78%
Commercial Metals Co	558	10	0.75%
Mercury Systems Inc	138	10	0.73%
(h)
Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Transocean Ltd	(2,433)	(16)	-2.26%
Whiting Petroleum Corp	(831)	(16)	-2.25%
Continental Resources Inc/OK	(361)	(15)	-2.20%
Arconic Inc	(575)	(15)	-2.15%
Axalta Coating Systems Ltd	(498)	(15)	-2.15%
Mosaic Co/The	(590)	(15)	-2.14%
Parsley Energy Inc	(777)	(15)	-2.14%
Colfax Corp	(519)	(15)	-2.11%
EOG Resources Inc	(155)	(14)	-2.09%
Pioneer Natural Resources Co	(93)	(14)	-2.08%
Alcoa Corp	(607)	(14)	-2.06%
IHS Markit Ltd	(223)	(14)	-2.06%
Textron Inc	(267)	(14)	-2.05%
Crown Holdings Inc	(228)	(14)	-2.02%
Fortive Corp	(171)	(14)	-2.02%
Concho Resources Inc	(134)	(14)	-2.01%
Old Dominion Freight Line Inc	(93)	(14)	-2.01%
Gardner Denver Holdings Inc	(395)	(14)	-1.98%
TransUnion	(186)	(14)	-1.98%
General Electric Co	(1,295)	(14)	-1.97%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
TransDigm Group Inc	(28)	(14)	-1.96%
XPO Logistics Inc	(233)	(13)	-1.95%
WABCO Holdings Inc	(101)	(13)	-1.94%
NRG Energy Inc	(379)	(13)	-1.93%
Prologis Inc	(165)	(13)	-1.92%
United Continental Holdings In	(151)	(13)	-1.92%
SBA Communications Corp	(58)	(13)	-1.90%
NextEra Energy Inc	(64)	(13)	-1.90%
Equinix Inc	(26)	(13)	-1.89%
Essex Property Trust Inc	(44)	(13)	-1.87%
Invitation Homes Inc	(483)	(13)	-1.87%
American Tower Corp	(62)	(13)	-1.85%
Boston Properties Inc	(98)	(13)	-1.83%
Vistra Energy Corp	(555)	(13)	-1.82%
Alexandria Real Estate Equitie	(87)	(12)	-1.78%
Jones Lang LaSalle Inc	(86)	(12)	-1.75%
Vulcan Materials Co	(88)	(12)	-1.75%
Spirit Airlines Inc	(236)	(11)	-1.63%
Public Storage	(47)	(11)	-1.61%
American Water Works Co Inc	(88)	(10)	-1.48%
Oasis Petroleum Inc	(1,786)	(10)	-1.47%
Eagle Materials Inc	(109)	(10)	-1.46%
American Homes 4 Rent	(400)	(10)	-1.41%
Genesee & Wyoming Inc	(86)	(9)	-1.24%
Berry Global Group Inc	(159)	(8)	-1.21%
Kilroy Realty Corp	(113)	(8)	-1.21%
Allegheny Technologies Inc	(329)	(8)	-1.20%
Sensata Technologies Holding P	(159)	(8)	-1.13%
AECOM	(202)	(8)	-1.11%
Knight-Swift Transportation Ho	(223)	(7)	-1.06%
(i)
Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base & precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NRG Energy Inc	624	22	6.56%
CSX Corp	223	17	5.17%
Vale SA	1,097	15	4.42%
SVB Financial Group	58	13	3.93%
Rio Tinto PLC	182	11	3.40%
Fastenal Co	324	11	3.17%
Canadian Pacific Railway Ltd	45	11	3.16%
Caterpillar Inc	77	10	3.15%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Regions Financial Corp	667	10	2.98%
Celanese Corp	91	10	2.95%
Citizens Financial Group Inc	269	9	2.84%
Allegheny Technologies Inc	334	8	2.52%
WW Grainger Inc	30	8	2.44%
Steel Dynamics Inc	248	7	2.25%
Marathon Petroleum Corp	129	7	2.16%
Nucor Corp	126	7	2.07%
Flowserve Corp	131	7	2.07%
Freeport-McMoRan Inc	584	7	2.03%
Hess Corp	103	7	1.95%
Reliance Steel & Aluminum Co	69	6	1.94%
East West Bancorp Inc	138	6	1.94%
Diamondback Energy Inc	58	6	1.89%
Suncor Energy Inc	195	6	1.82%
Anadarko Petroleum Corp	86	6	1.82%
ArcelorMittal	328	6	1.77%
United States Steel Corp	333	5	1.53%
MSC Industrial Direct Co Inc	68	5	1.51%
Tenaris SA	187	5	1.48%
WESCO International Inc	97	5	1.47%
Arconic Inc	190	5	1.47%
Southern Copper Corp	125	5	1.45%
Marathon Oil Corp	341	5	1.45%
Murphy Oil Corp	185	5	1.37%
TechnipFMC PLC	176	5	1.37%
Canadian Natural Resources Ltd	168	5	1.36%
Pioneer Natural Resources Co	29	5	1.36%
Helmerich & Payne Inc	79	4	1.20%
Devon Energy Corp	125	4	1.07%
Noble Energy Inc	152	3	1.02%
National Oilwell Varco Inc	148	3	0.98%
Halliburton Co	118	3	0.81%
Schlumberger Ltd	67	3	0.80%
Dril-Quip Inc	56	3	0.80%
POSCO	50	3	0.79%
Baker Hughes a GE Co	105	3	0.77%
Compass Minerals International	45	2	0.75%
Apache Corp	85	2	0.74%
CNX Resources Corp	306	2	0.67%
Carpenter Technology Corp	44	2	0.63%
NOW Inc	122	2	0.54%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(j)
Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Atlassian Corp PLC	99	13	4.06%
MSCI Inc	46	11	3.45%
Estee Lauder Cos Inc/The	57	10	3.27%
SBA Communications Corp	46	10	3.25%
Mettler-Toledo International I	12	10	3.18%
Ingersoll-Rand PLC	78	10	3.08%
American Tower Corp	47	10	3.04%
PayPal Holdings Inc	84	10	3.01%
Mastercard Inc	35	9	2.93%
Lululemon Athletica Inc	52	9	2.92%
Blackstone Group LP/The	210	9	2.92%
Visa Inc	51	9	2.80%
Monster Beverage Corp	137	9	2.74%
Equinix Inc	17	9	2.74%
Ferrari NV	54	9	2.73%
Autodesk Inc	53	9	2.70%
Cisco Systems Inc	157	9	2.70%
PepsiCo Inc	65	9	2.67%
Adobe Inc	29	8	2.65%
Deere & Co	51	8	2.64%
Sherwin-Williams Co/The	18	8	2.56%
Equifax Inc	60	8	2.54%
NIKE Inc	96	8	2.52%
Netflix Inc	22	8	2.51%
Verisk Analytics Inc	55	8	2.51%
Coca-Cola Co/The	154	8	2.46%
AMETEK Inc	83	8	2.37%
Fortive Corp	92	8	2.36%
Domino’s Pizza Inc	27	7	2.33%
TransUnion	93	7	2.13%
General Dynamics Corp	37	7	2.12%
Constellation Brands Inc	33	6	2.03%
Apple Inc	33	6	2.02%
Philip Morris International Inc.	80	6	1.97%
Tiffany & Co	67	6	1.97%
World Wrestling Entertainment	78	6	1.78%
NVIDIA Corp	32	5	1.64%
Alliance Data Systems Corp	35	5	1.53%
Haemonetics Corp	31	4	1.17%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 93.8%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	2.45%	2,184,632	$2,185	$2,185
Total Short-Term Investments				2,185	2,185
TOTAL INVESTMENTS – 93.8%				$2,185	$2,185
Other Assets in Excess of Liabilities – 6.2%					145
Net Assets – 100.0%					$2,330
Total Return Index Swaps(d) – (0.9)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Equity Market Hedged Index ER(e)	USD 593	1/2/2020	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Value Equity ER USD Index(f)	USD 166	1/2/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclay US Low Volatility Equity ER USD Index(g)	USD 178	1/2/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(h)	USD 2,420	1/2/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Quality Equity ER USD Index(i)	USD 183	1/2/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Total return on Barclays Short Interest Index(j)	Floating Rate OBFR -1.05%	USD 1,780	7/12/2019	N/A	—	(25)	—	25
BNP Paribas	Total return on Russell 1000 Index Total Return(k)	3 Month LIBOR + 0.14%	USD 1,275	6/18/2020	Quarterly	—	(11)	—	11
BNP Paribas	3 Month LIBOR -0.05%	Total return on Russell 2000 Total Return Index(l)	USD 1,275	6/18/2020	Quarterly	—	14	14	—
Total Total Return Index Swaps						$—	$(22)	$14	$36

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
SPDR S&P 500 ETF Trust	(2,224)	(652)	-109.91%
Common Stock
L Brands Inc	506	13	2.23%
Eastman Chemical Co	163	13	2.14%
Applied Materials Inc	283	13	2.14%
Phillips 66	135	13	2.14%
Textron Inc	236	13	2.11%
eBay Inc	315	12	2.10%
Intel Corp	260	12	2.10%
HP Inc	597	12	2.09%
HollyFrontier Corp	268	12	2.09%
Amgen Inc	67	12	2.09%
Celanese Corp	115	12	2.09%
United Rentals Inc	93	12	2.09%
Citigroup Inc	177	12	2.09%
Lear Corp	89	12	2.08%
Marathon Petroleum Corp	221	12	2.08%
Huntington Ingalls Industries	55	12	2.08%
LyondellBasell Industries NV	143	12	2.08%
American Airlines Group Inc	377	12	2.07%
Valero Energy Corp	143	12	2.07%
Seagate Technology PLC	256	12	2.03%
Ally Financial Inc	388	12	2.03%
Nucor Corp	218	12	2.02%
Delta Air Lines Inc	211	12	2.02%
Walgreens Boots Alliance Inc	219	12	2.02%
NXP Semiconductors NV	122	12	2.01%
Albemarle Corp	169	12	2.01%
Steel Dynamics Inc	395	12	2.01%
Regions Financial Corp	797	12	2.01%
Wells Fargo & Co	250	12	1.99%
Western Union Co/The	591	12	1.98%
Harley-Davidson Inc	328	12	1.98%
Fifth Third Bancorp	420	12	1.98%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
DXC Technology Co	212	12	1.97%
Best Buy Co Inc	167	12	1.97%
Zions Bancorp NA	253	12	1.96%
Lam Research Corp	62	12	1.95%
Lincoln National Corp	179	12	1.95%
Biogen Inc	49	12	1.95%
Morgan Stanley	263	12	1.94%
Macy’s Inc	530	11	1.92%
Comerica Inc	156	11	1.92%
International Paper Co	262	11	1.91%
Synchrony Financial	327	11	1.91%
Toll Brothers Inc	310	11	1.91%
Alliance Data Systems Corp	79	11	1.88%
Devon Energy Corp	390	11	1.88%
Occidental Petroleum Corp	216	11	1.83%
Kroger Co/The	478	10	1.75%
Nordstrom Inc	320	10	1.72%
(f)
Market neutral strategy that seeks to provide exposure to the Value risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
L Brands Inc	142	4	2.23%
Eastman Chemical Co	46	4	2.14%
Applied Materials Inc	79	4	2.14%
Phillips 66	38	4	2.14%
Textron Inc	66	4	2.11%
eBay Inc	88	3	2.10%
Intel Corp	73	3	2.10%
HP Inc	167	3	2.09%
HollyFrontier Corp	75	3	2.09%
Amgen Inc	19	3	2.09%
Celanese Corp	32	3	2.09%
United Rentals Inc	26	3	2.09%
Citigroup Inc	50	3	2.09%
Lear Corp	25	3	2.08%
Marathon Petroleum Corp	62	3	2.08%
Huntington Ingalls Industries	15	3	2.08%
LyondellBasell Industries NV	40	3	2.08%
American Airlines Group Inc	106	3	2.07%
Valero Energy Corp	40	3	2.07%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Seagate Technology PLC	72	3	2.03%
Ally Financial Inc	109	3	2.03%
Nucor Corp	61	3	2.02%
Delta Air Lines Inc	59	3	2.02%
Walgreens Boots Alliance Inc	61	3	2.02%
NXP Semiconductors NV	34	3	2.01%
Albemarle Corp	47	3	2.01%
Steel Dynamics Inc	111	3	2.01%
Regions Financial Corp	223	3	2.01%
Wells Fargo & Co	70	3	1.99%
Western Union Co/The	166	3	1.98%
Harley-Davidson Inc	92	3	1.98%
Fifth Third Bancorp	118	3	1.98%
DXC Technology Co	59	3	1.97%
Best Buy Co Inc	47	3	1.97%
Zions Bancorp NA	71	3	1.96%
Lam Research Corp	17	3	1.95%
Lincoln National Corp	50	3	1.95%
Biogen Inc	14	3	1.95%
Morgan Stanley	74	3	1.94%
Macy’s Inc	149	3	1.92%
Comerica Inc	44	3	1.92%
International Paper Co	73	3	1.91%
Synchrony Financial	92	3	1.91%
Toll Brothers Inc	87	3	1.91%
Alliance Data Systems Corp	22	3	1.88%
Devon Energy Corp	109	3	1.88%
Occidental Petroleum Corp	60	3	1.83%
Kroger Co/The	134	3	1.75%
Nordstrom Inc	90	3	1.72%
Gap Inc/The	147	3	1.59%
(g)
Market neutral strategy that seeks to provide exposure to the Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
IHS Markit Ltd	60	4	2.13%
Air Products & Chemicals Inc	16	4	2.05%
Exxon Mobil Corp	48	4	2.05%
Entergy Corp	35	4	2.05%
Duke Energy Corp	41	4	2.04%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Walmart Inc	33	4	2.04%
McDonald’s Corp	18	4	2.04%
Yum! Brands Inc	33	4	2.04%
Citrix Systems Inc	37	4	2.04%
Hartford Financial Services Gr	65	4	2.04%
Waste Management Inc	31	4	2.03%
Honeywell International Inc	21	4	2.02%
Marsh & McLennan Cos Inc	36	4	2.02%
Pfizer Inc	83	4	2.02%
Fidelity National Information	29	4	2.02%
Genuine Parts Co	35	4	2.02%
Merck & Co Inc	43	4	2.02%
Intercontinental Exchange Inc	42	4	2.01%
Archer-Daniels-Midland Co	88	4	2.01%
NextEra Energy Inc	17	4	2.01%
WEC Energy Group Inc	43	4	2.01%
Xcel Energy Inc	60	4	2.01%
Evergy Inc	59	4	2.01%
Verisk Analytics Inc	24	4	2.01%
Verizon Communications Inc	62	4	2.00%
Republic Services Inc	41	4	2.00%
Arthur J Gallagher & Co	41	4	2.00%
Travelers Cos Inc/The	24	4	2.00%
Procter & Gamble Co/The	32	4	2.00%
Medtronic PLC	36	4	1.99%
DTE Energy Co	28	4	1.99%
Eversource Energy	47	4	1.99%
Alleghany Corp	5	4	1.98%
Ecolab Inc	18	4	1.98%
Western Union Co/The	178	4	1.98%
Johnson & Johnson	25	4	1.98%
Mondelez International Inc	66	4	1.98%
Coca-Cola Co/The	69	4	1.98%
US Bancorp	67	4	1.98%
Chubb Ltd	24	4	1.98%
American Electric Power Co Inc	40	4	1.97%
PepsiCo Inc	27	4	1.97%
Colgate-Palmolive Co	49	3	1.96%
Coca-Cola European Partners PL	62	3	1.95%
Hershey Co/The	26	3	1.95%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
CME Group Inc	18	3	1.95%
Jack Henry & Associates Inc	26	3	1.94%
Hormel Foods Corp	85	3	1.94%
Exelon Corp	71	3	1.92%
Paychex Inc	41	3	1.88%
(h)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
CarMax Inc	613	53	2.20%
Berry Global Group Inc	988	52	2.15%
General Motors Co	1,340	52	2.13%
Apple Inc	260	52	2.13%
Citigroup Inc	731	51	2.12%
Booking Holdings Inc	27	51	2.11%
United Continental Holdings In	580	51	2.10%
TransDigm Group Inc	105	51	2.09%
Visa Inc	290	50	2.08%
Adobe Inc	171	50	2.08%
Microsoft Corp	374	50	2.07%
Goldman Sachs Group Inc/The	244	50	2.06%
Facebook Inc	259	50	2.06%
Berkshire Hathaway Inc	234	50	2.06%
Charter Communications Inc	126	50	2.05%
Walt Disney Co/The	355	50	2.05%
Delta Air Lines Inc	873	50	2.05%
Moody’s Corp	254	50	2.05%
Liberty Broadband Corp	475	50	2.05%
Mastercard Inc	187	49	2.04%
Cheniere Energy Inc	720	49	2.04%
Netflix Inc	133	49	2.02%
Bank of America Corp	1,684	49	2.02%
Amazon.com Inc	26	49	2.02%
PayPal Holdings Inc	426	49	2.02%
Procter & Gamble Co/The	444	49	2.01%
Wells Fargo & Co	1,029	49	2.01%
Credit Acceptance Corp	101	49	2.01%
GCI Liberty Inc	791	49	2.01%
TRS: ServiceNow Inc	176	48	1.99%
JPMorgan Chase & Co	430	48	1.99%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Red Hat Inc	255	48	1.98%
O’Reilly Automotive Inc	129	48	1.97%
Worldpay Inc	390	48	1.97%
Twilio Inc	349	48	1.97%
FirstEnergy Corp	1,108	47	1.96%
Comcast Corp	1,101	47	1.92%
Union Pacific Corp	274	46	1.92%
salesforce.com Inc	305	46	1.91%
Alliance Data Systems Corp	328	46	1.90%
Nexstar Media Group Inc	454	46	1.89%
Constellation Brands Inc	233	46	1.89%
T-Mobile US Inc	617	46	1.89%
Celgene Corp	494	46	1.89%
Autodesk Inc	279	45	1.88%
New York Times Co/The	1,381	45	1.86%
Alphabet Inc	41	45	1.85%
Lennar Corp	915	44	1.83%
GoDaddy Inc	631	44	1.83%
Charles Schwab Corp/The	1,093	44	1.81%
(i)
Market neutral strategy that seeks to provide exposure to the Quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Mettler-Toledo International I	5	4	2.26%
Copart Inc	53	4	2.18%
Air Products & Chemicals Inc	17	4	2.13%
IDEXX Laboratories Inc	14	4	2.13%
MarketAxess Holdings Inc	12	4	2.13%
Estee Lauder Cos Inc/The	21	4	2.12%
Home Depot Inc/The	19	4	2.11%
Texas Instruments Inc	33	4	2.09%
H&R Block Inc	130	4	2.09%
AutoZone Inc	3	4	2.08%
Huntington Ingalls Industries	17	4	2.08%
LyondellBasell Industries NV	44	4	2.08%
MSCI Inc	16	4	2.08%
Intuit Inc	14	4	2.07%
Visa Inc	22	4	2.06%
Encompass Health Corp	59	4	2.06%
Costco Wholesale Corp	14	4	2.05%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
United Parcel Service Inc	36	4	2.04%
T Rowe Price Group Inc	34	4	2.03%
Cerner Corp	51	4	2.03%
F5 Networks Inc	25	4	2.02%
Mastercard Inc	14	4	2.02%
Franklin Resources Inc	106	4	2.01%
Expeditors International of Wa	48	4	2.01%
Broadridge Financial Solutions	29	4	2.01%
Old Dominion Freight Line Inc	25	4	2.01%
3M Co	21	4	2.01%
Ross Stores Inc	37	4	2.00%
Lululemon Athletica Inc	20	4	2.00%
Packaging Corp of America	38	4	2.00%
Rockwell Automation Inc	22	4	2.00%
Accenture PLC	20	4	2.00%
FactSet Research Systems Inc	13	4	1.99%
Kimberly-Clark Corp	27	4	1.98%
O’Reilly Automotive Inc	10	4	1.97%
Robert Half International Inc	63	4	1.96%
PepsiCo Inc	27	4	1.96%
Red Hat Inc	19	4	1.95%
TJX Cos Inc/The	67	4	1.95%
Monster Beverage Corp	56	4	1.94%
Ulta Beauty Inc	10	4	1.94%
Lennox International Inc	13	4	1.92%
Jack Henry & Associates Inc	26	4	1.92%
Domino’s Pizza Inc	12	3	1.89%
JB Hunt Transport Services Inc	38	3	1.88%
Paychex Inc	41	3	1.84%
Philip Morris International Inc.	41	3	1.77%
Five Below Inc	27	3	1.77%
Kroger Co/The	147	3	1.75%
Align Technology Inc	11	3	1.67%
(j)
A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
2U Inc	(274)	(10)	-0.57%
8x8 Inc	(429)	(10)	-0.57%
Aerojet Rocketdyne Holdings In	(231)	(10)	-0.57%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Aerovironment Inc	(182)	(10)	-0.57%
Agree Realty Corp	(161)	(10)	-0.57%
Albemarle Corp	(147)	(10)	-0.57%
Allegheny Technologies Inc	(410)	(10)	-0.57%
Alteryx Inc	(95)	(10)	-0.57%
Ambarella Inc	(234)	(10)	-0.57%
AMC Entertainment Holdings Inc	(1,107)	(10)	-0.57%
AMC Networks Inc	(190)	(10)	-0.57%
Americold Realty Trust	(319)	(10)	-0.57%
ANGI Homeservices Inc	(794)	(10)	-0.57%
Arbor Realty Trust Inc	(852)	(10)	-0.57%
Arrowhead Pharmaceuticals Inc	(390)	(10)	-0.57%
Atara Biotherapeutics Inc	(514)	(10)	-0.57%
Axos Financial Inc	(379)	(10)	-0.57%
Beacon Roofing Supply Inc	(281)	(10)	-0.57%
Bed Bath & Beyond Inc	(889)	(10)	-0.57%
Belden Inc	(173)	(10)	-0.57%
Boston Beer Co Inc/The	(27)	(10)	-0.57%
Brinker International Inc	(263)	(10)	-0.57%
Calavo Growers Inc	(107)	(10)	-0.57%
California Resources Corp	(525)	(10)	-0.57%
Callon Petroleum Co	(1,568)	(10)	-0.57%
Carbonite Inc	(397)	(10)	-0.57%
Cardtronics PLC	(378)	(10)	-0.57%
Carrizo Oil & Gas Inc	(1,031)	(10)	-0.57%
Cars.com Inc	(524)	(10)	-0.57%
Carvana Co	(165)	(10)	-0.57%
Century Communities Inc	(389)	(10)	-0.57%
Cheesecake Factory Inc/The	(236)	(10)	-0.57%
Children’s Place Inc/The	(108)	(10)	-0.57%
Cleveland-Cliffs Inc	(968)	(10)	-0.57%
CNX Resources Corp	(1,413)	(10)	-0.57%
Colfax Corp	(369)	(10)	-0.57%
Community Bank System Inc	(157)	(10)	-0.57%
Coupa Software Inc	(82)	(10)	-0.57%
Dave & Buster’s Entertainment	(255)	(10)	-0.57%
Denbury Resources Inc	(8,332)	(10)	-0.57%
Dick’s Sporting Goods Inc	(298)	(10)	-0.57%
Ebix Inc	(206)	(10)	-0.57%
Editas Medicine Inc	(418)	(10)	-0.57%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Enphase Energy Inc	(567)	(10)	-0.57%
Ensco PLC	(1,211)	(10)	-0.57%
Esperion Therapeutics Inc	(222)	(10)	-0.57%
Fidelity National Information	(84)	(10)	-0.57%
First Financial Bankshares Inc	(336)	(10)	-0.57%
First Majestic Silver Corp	(1,306)	(10)	-0.57%
First Solar Inc	(157)	(10)	-0.57%
(k)
Stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(137)	(1,286)	-100.00%
(l)
Stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	164	1,289	100.00%
See notes to unaudited consolidated financial statements.

FS Market Neutral Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 98.8%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	2.45%	2,037,086	$2,037	$2,037
Total Short-Term Investments				2,037	2,037
TOTAL INVESTMENTS – 98.8%				$2,037	$2,037
Other Assets in Excess of Liabilities – 1.2%					25
Net Assets – 100.0%					$2,062
Total Return Index Swaps(d) – 0.0%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	1 Month LIBOR + 0.35%	Global Equity Long Basket(e)	USD 2,369	3/4/2022	Monthly	$—	$—	$—	$—
Goldman Sachs International	Global Equity Short Basket(f)	1 Month LIBOR −0.10%	USD 2,383	3/4/2022	Monthly	—	—	—	—
Total Total Return Index Swaps						$—	$—	$—	$—

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2019.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Long basket of stocks that is overweight in equity factors with the highest expected returns identified through machine learning.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Avis Budget Group Inc	819	29	1.22%
Glaukos Corp	362	27	1.15%
Rapid7 Inc	461	27	1.13%
Meritor Inc	1,088	26	1.11%
Timken Co/The	503	26	1.09%
WestRock Co	695	25	1.07%
Cargurus Inc	699	25	1.07%
Synovus Financial Corp	718	25	1.06%
Genpact Ltd	649	25	1.04%
Dover Corp	245	25	1.04%
Verisk Analytics Inc	166	24	1.03%
See notes to unaudited consolidated financial statements.

FS Market Neutral Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Floor & Decor Holdings Inc	580	24	1.03%
American Financial Group Inc/O	237	24	1.03%
Discover Financial Services	312	24	1.02%
Invesco Mortgage Capital Inc	1,495	24	1.02%
National General Holdings Corp	1,026	24	0.99%
Radian Group Inc	1,028	23	0.99%
IDACORP Inc	232	23	0.98%
El Paso Electric Co	351	23	0.97%
Norwegian Cruise Line Holdings	428	23	0.97%
Lululemon Athletica Inc	126	23	0.96%
Tenable Holdings Inc	794	23	0.96%
STORE Capital Corp	677	22	0.95%
Paychex Inc	273	22	0.95%
Intercontinental Exchange Inc	256	22	0.93%
Douglas Emmett Inc	548	22	0.92%
BancFirst Corp	390	22	0.92%
Eastman Chemical Co	271	21	0.89%
Halozyme Therapeutics Inc	1,181	20	0.86%
Chart Industries Inc	259	20	0.84%
Okta Inc	160	20	0.83%
Dominion Energy Inc	254	20	0.83%
Estee Lauder Cos Inc/The	104	19	0.80%
Innospec Inc	208	19	0.80%
Proofpoint Inc	156	19	0.79%
Taubman Centers Inc	453	18	0.78%
Vulcan Materials Co	134	18	0.78%
RPM International Inc	298	18	0.77%
Moody’s Corp	90	18	0.74%
Insmed Inc	658	17	0.71%
Balchem Corp	168	17	0.71%
E*TRADE Financial Corp	367	16	0.69%
Armstrong World Industries Inc	167	16	0.69%
Boston Properties Inc	125	16	0.68%
NeoGenomics Inc	729	16	0.68%
Union Pacific Corp	94	16	0.67%
Michael Kors Holdings Ltd	456	16	0.67%
Choice Hotels International In	180	16	0.66%
Allison Transmission Holdings	334	15	0.65%
National Storage Affiliates Tr	519	15	0.63%
See notes to unaudited consolidated financial statements.

FS Market Neutral Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(f)
Short basket of stocks that is overweight in equity factors with the lowest expected returns identified through machine learning.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Zogenix Inc	(620)	(30)	-1.24%
Zebra Technologies Corp	(140)	(29)	-1.23%
Owens Corning	(483)	(28)	-1.18%
Arconic Inc	(1,073)	(28)	-1.16%
Deere & Co	(165)	(27)	-1.15%
Allakos Inc	(603)	(26)	-1.10%
ABM Industries Inc	(643)	(26)	-1.08%
Interactive Brokers Group Inc	(472)	(26)	-1.07%
Becton Dickinson and Co	(100)	(25)	-1.06%
Entergy Corp	(244)	(25)	-1.05%
Ventas Inc	(367)	(25)	-1.05%
Westlake Chemical Corp	(360)	(25)	-1.05%
Take-Two Interactive Software	(220)	(25)	-1.05%
PayPal Holdings Inc	(218)	(25)	-1.05%
Aramark	(687)	(25)	-1.04%
Pebblebrook Hotel Trust	(858)	(24)	-1.01%
WellCare Health Plans Inc	(84)	(24)	-1.00%
CME Group Inc	(123)	(24)	-1.00%
HCP Inc	(745)	(24)	-1.00%
Universal Forest Products Inc	(624)	(24)	-1.00%
SkyWest Inc	(390)	(24)	-0.99%
Henry Schein Inc	(332)	(23)	-0.97%
Towne Bank/Portsmouth VA	(843)	(23)	-0.97%
LiveRamp Holdings Inc	(471)	(23)	-0.96%
Molina Healthcare Inc	(159)	(23)	-0.96%
Sprint Corp	(3,461)	(23)	-0.95%
Advanced Micro Devices Inc	(740)	(22)	-0.94%
Mosaic Co/The	(897)	(22)	-0.94%
Kirby Corp	(283)	(22)	-0.94%
Watsco Inc	(134)	(22)	-0.92%
FirstCash Inc	(219)	(22)	-0.92%
United States Steel Corp	(1,414)	(22)	-0.91%
Bunge Ltd	(385)	(21)	-0.90%
Coca-Cola Co/The	(393)	(20)	-0.84%
Assurant Inc	(186)	(20)	-0.83%
Kennedy-Wilson Holdings Inc	(957)	(20)	-0.83%
Green Dot Corp	(399)	(20)	-0.82%
See notes to unaudited consolidated financial statements.

FS Market Neutral Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Omnicom Group Inc	(232)	(19)	-0.80%
Hope Bancorp Inc	(1,368)	(19)	-0.79%
Cimpress NV	(207)	(19)	-0.79%
Virtu Financial Inc	(842)	(18)	-0.77%
VEREIT Inc	(2,017)	(18)	-0.76%
eHealth Inc	(208)	(18)	-0.75%
BrightView Holdings Inc	(889)	(17)	-0.70%
SiteOne Landscape Supply Inc	(237)	(16)	-0.69%
Sabra Health Care REIT Inc	(834)	(16)	-0.69%
BB&T Corp	(327)	(16)	-0.67%
Avon Products Inc	(4,133)	(16)	-0.67%
LegacyTexas Financial Group In	(389)	(16)	-0.66%
Cypress Semiconductor Corp	(705)	(16)	-0.66%
See notes to unaudited consolidated financial statements.

FS Event Driven Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 99.5%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	2.45%	2,018,466	$2,018	$2,019
Total Short-Term Investments				2,018	2,019
TOTAL INVESTMENTS – 99.5%				$2,018	$2,019
Other Assets in Excess of Liabilities – 0.5%					11
Net Assets – 100.0%					$2,030
Total Return Index Swaps(d) – 0.0%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	1 Month LIBOR + 0.20%	US Equity Long Basket(e)	USD 2,053	1/5/2022	Monthly	$—	$—	$—	$—
Goldman Sachs International	US Equity Short Basket(f)	1 Month LIBOR - 0.15%	USD 1,193	1/5/2022	Monthly	—	—	—	—
Total Total Return Index Swaps						$—	$—	$—	$—

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2019 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2019.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Colgate-Palmolive Co	823	59	2.87%
Celgene Corp	568	52	2.56%
Newmont Mining Corp	1,223	47	2.29%
Rent-A-Center Inc/TX	1,745	46	2.26%
Ameris Bancorp	1,136	45	2.17%
Avista Corp	995	44	2.16%
HFF Inc	973	44	2.16%
Hawaiian Electric Industries I	1,015	44	2.15%
See notes to unaudited consolidated financial statements.

FS Event Driven Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Citrix Systems Inc	448	44	2.14%
Red Hat Inc	234	44	2.14%
Versum Materials Inc	850	44	2.14%
International Speedway Corp	975	44	2.13%
El Paso Electric Co	666	44	2.12%
Stewart Information Services C	1,072	43	2.11%
Chesapeake Lodging Trust	1,522	43	2.11%
Total System Services Inc	322	41	2.01%
Rockwell Automation Inc	239	39	1.91%
Sprouts Farmers Market Inc	1,550	29	1.43%
Ecolab Inc	95	19	0.92%
NorthStar Realty Europe Corp	1,099	18	0.88%
Equity Residential	233	18	0.86%
HCI Group Inc	434	18	0.86%
MarketAxess Holdings Inc	54	17	0.85%
Unum Group	483	16	0.79%
NIKE Inc	189	16	0.77%
UnitedHealth Group Inc	64	16	0.77%
Duke Realty Corp	494	16	0.76%
SVB Financial Group	69	15	0.75%
Principal Financial Group Inc	260	15	0.73%
Union Pacific Corp	83	14	0.69%
UDR Inc	314	14	0.69%
Darden Restaurants Inc	114	14	0.68%
Dunkin’ Brands Group Inc	173	14	0.67%
Charter Communications Inc	34	14	0.66%
Euronet Worldwide Inc	81	14	0.66%
McDonald’s Corp	65	14	0.66%
General Mills Inc	253	13	0.65%
Illinois Tool Works Inc	88	13	0.65%
Mercury General Corp	212	13	0.65%
Texas Instruments Inc	115	13	0.64%
Bright Horizons Family Solutio	87	13	0.64%
L Brands Inc	502	13	0.64%
DTE Energy Co	102	13	0.63%
Activision Blizzard Inc	265	12	0.61%
Empire State Realty Trust Inc	831	12	0.60%
Progress Software Corp	278	12	0.59%
Estee Lauder Cos Inc/The	65	12	0.58%
Workday Inc	58	12	0.58%
West Pharmaceutical Services I	94	12	0.57%
PerkinElmer Inc	122	12	0.57%
See notes to unaudited consolidated financial statements.

FS Event Driven Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

(f)
Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Perrigo Co PLC	(479)	(23)	-1.91%
Helmerich & Payne Inc	(377)	(19)	-1.60%
Symantec Corp	(846)	(18)	-1.54%
Coty Inc	(1,270)	(17)	-1.43%
Neurocrine Biosciences Inc	(199)	(17)	-1.41%
Gaming and Leisure Properties	(416)	(16)	-1.36%
Quanta Services Inc	(404)	(15)	-1.29%
Chemours Co/The	(636)	(15)	-1.28%
Waters Corp	(71)	(15)	-1.28%
Qurate Retail Inc	(1,178)	(15)	-1.22%
Linde PLC	(72)	(15)	-1.22%
CIT Group Inc	(263)	(14)	-1.16%
Adient PLC	(568)	(14)	-1.16%
Dollar Tree Inc	(127)	(14)	-1.15%
Cognex Corp	(278)	(13)	-1.12%
FirstEnergy Corp	(308)	(13)	-1.10%
DaVita Inc	(232)	(13)	-1.10%
Cognizant Technology Solutions	(205)	(13)	-1.09%
PRA Health Sciences Inc	(129)	(13)	-1.08%
Colony Capital Inc	(2,520)	(13)	-1.06%
Trimble Inc	(273)	(12)	-1.03%
Nabors Industries Ltd	(4,178)	(12)	-1.02%
Stericycle Inc	(253)	(12)	-1.01%
New York Community Bancorp Inc	(1,198)	(12)	-1.00%
John Wiley & Sons Inc	(258)	(12)	-0.99%
Leggett & Platt Inc	(304)	(12)	-0.98%
Pentair PLC	(315)	(12)	-0.98%
QUALCOMM Inc	(152)	(12)	-0.97%
Uniti Group Inc	(1,217)	(12)	-0.97%
United Therapeutics Corp	(148)	(12)	-0.97%
Visteon Corp	(197)	(12)	-0.97%
Schneider National Inc	(619)	(11)	-0.95%
Bio-Techne Corp	(54)	(11)	-0.94%
TreeHouse Foods Inc	(207)	(11)	-0.94%
Guidewire Software Inc	(109)	(11)	-0.92%
Jacobs Engineering Group Inc	(130)	(11)	-0.92%
Nordstrom Inc	(345)	(11)	-0.92%
CenturyLink Inc	(934)	(11)	-0.92%
Spectrum Brands Holdings Inc	(203)	(11)	-0.92%
Henry Schein Inc	(153)	(11)	-0.90%
See notes to unaudited consolidated financial statements.

FS Event Driven Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2019
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Edison International	(159)	(11)	-0.90%
Post Holdings Inc	(103)	(11)	-0.90%
Hilton Grand Vacations Inc	(334)	(11)	-0.89%
Oracle Corp	(186)	(11)	-0.89%
Nutanix Inc	(405)	(10)	-0.88%
Spirit Realty Capital Inc	(244)	(10)	-0.87%
EPR Properties	(140)	(10)	-0.87%
Newell Brands Inc	(674)	(10)	-0.87%
ICU Medical Inc	(41)	(10)	-0.87%
Welbilt Inc	(607)	(10)	-0.85%
See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities
(dollar values in thousands, except share and per share data)

	June 30, 2019
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Assets
Investments, at fair value	$120,133	$2,014	$2,052	$3,148
Cash	884	—	—	—
Foreign currency, at fair value	124	—	4	—
Collateral held at broker(1)	15,492	—	—	—
Receivable for investments sold	2,166	—	—	—
Receivable from Fund shares sold	515	—	—	—
Receivable due from investment manager	506	42	42	55
Dividends receivable	121	4	4	5
Interest receivable	599	—	2	7
Unrealized appreciation on swap contracts(2)	1,268	20	—	—
Swap income receivable(2)	154	—	—	2
Payment due from broker	518	10	11	3
Prepaid expenses and other assets	89	1	1	1
Total assets	$142,569	$2,091	$2,116	$3,221
Liabilities
Investments sold short, at fair value	$16,844	$—	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	13	—	—	—
Unrealized depreciation on swap contracts(2)	1,304	6	5	—
Due to custodian	—	4	4	5
Payable for investments purchased	2,205	—	—	—
Payment due to broker	—	—	—	—
Payable for Fund shares repurchased	30	—	—	—
Dividends payable	63	—	—	—
Swap income payable(2)	128	2	1	6
Management fees payable	182	—	—	—
Administrative services expense payable	90	7	7	7
Accounting and administrative fees payable	6	2	2	2
Professional fees payable	—	6	6	4
Trustees’ fees payable	8	—	—	—
Interest payable for short sales	1	—	—	—
Service fee – Class A	2	—	—	—
Other accrued expenses and liabilities	17	7	9	8
Total liabilities	$20,893	$34	$34	$32
Net assets	$121,676	$2,057	$2,082	$3,189

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	June 30, 2019
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Composition of net assets
Common shares, $0.001 par value	$12	$—	$—	$—
Capital in excess of par value	116,841	2,011	2,029	3,016
Accumulated earnings (deficit)	4,823	46	53	173
Net assets	$121,676	$2,057	$2,082	$3,189
Investments, at amortized cost	$114,088	$2,013	$2,052	$3,154
Foreign currency, at cost	$120	$—	$4	$—
Investments sold short, at proceeds	$16,316	$—	$—	$—
Commitments and contingencies(3)	$2,598	$66	$66	$78
Class A Shares
Net Assets	$8,906	$26	$26	$26
Shares Outstanding	852,411	2,500	2,500	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.45	$10.21	$10.25	$10.56
Maximum Offering Price Per Share ($10.45 ÷ 94.25% of net asset value per share)	$11.09	$10.83	$10.88	$11.20
Class I Shares
Net Assets	$112,770	$2,031	$2,056	$3,163
Shares Outstanding	10,742,171	198,611	200,297	299,019
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$10.50	$10.23	$10.27	$10.58

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	June 30, 2019
	FS Long/Short Equity Fund	FS Market Neutral Fund	FS Event Driven Fund
Assets
Investments, at fair value	$2,185	$2,037	$2,019
Cash	—	—	—
Foreign currency, at fair value	—	—	—
Collateral held at broker(1)	—	—	—
Receivable for investments sold	—	—	—
Receivable from Fund shares sold	—	—	—
Receivable due from investment manager	47	44	41
Dividends receivable	5	4	4
Interest receivable	—	—	—
Unrealized appreciation on swap contracts(2)	14	—	—
Swap income receivable(2)	2	9	2
Payment due from broker	147	3	—
Prepaid expenses and other assets	1	1	44
Total assets	$2,401	$2,098	$2,110
Liabilities
Investments sold short, at fair value	$—	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Unrealized depreciation on swap contracts(2)	36	—	—
Due to custodian	—	3	47
Payable for investments purchased	—	—	—
Payment due to broker	—	—	9
Payable for Fund shares repurchased	—	—	—
Dividends payable	—	—	—
Swap income payable(2)	4	11	3
Management fees payable	—	—	—
Administrative services expense payable	7	7	7
Accounting and administrative fees payable	1	3	2
Professional fees payable	6	4	4
Trustees’ fees payable	—	—	—
Interest payable for short sales	—	—	—
Service fee – Class A	—	—	—
Other accrued expenses and liabilities	17	8	8
Total liabilities	$71	$36	$80
Net assets	$2,330	$2,062	$2,030

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	June 30, 2019
	FS Long/Short Equity Fund	FS Market Neutral Fund	FS Event Driven Fund
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$—	$—	$—
Capital in excess of par value	2,008	2,010	2,000
Accumulated earnings (deficit)	322	52	30
Net assets	$2,330	$2,062	$2,030
Investments, at amortized cost	$2,185	$2,037	$2,018
Foreign currency, at cost	$—	$—	$—
Investments sold short, at proceeds	$—	$—	$—
Commitments and contingencies(3)	$71	$67	$65
Class A Shares
Net Assets	$29	$26	$25
Shares Outstanding	2,500	2,500	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$11.60	$10.25	$10.14
Maximum Offering Price Per Share ($11.60 ÷ 94.25% of net asset value per share)	$12.31	$10.88	$10.76
Class I Shares
Net Assets	$2,301	$2,036	$2,005
Shares Outstanding	198,161	198,465	197,500
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$11.61	$10.26	$10.15

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Operations
(dollar values in thousands)

	Six Months Ended June 30, 2019
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Investment income
Dividend income	$868	$25	$24	$31
Interest income*	946	—	2	7
Total investment income	1,814	25	26	38
Operating expenses
Management fees	659	11	12	18
Administrative services expenses	394	28	28	37
Accounting and administrative fees	136	17	17	16
Other professional fees	139	—	—	—
Audit fees	77	10	10	10
Legal fees	77	5	5	10
Trustees’ fees	14	—	—	—
Distribution and service fees – Class A	10	—	—	—
Dividend and interest expense on securities sold short	144	—	—	—
Other general and administrative expenses	36	8	10	8
Total operating expenses	1,686	79	82	99
Less: Expense reimbursement from sponsor(1)	(616)	(66)	(66)	(78)
Less: Waiver from adviser(1)	(477)	(11)	(12)	(18)
Net operating expenses	593	2	4	3
Net investment income	1,221	23	22	35
Realized and unrealized gain/loss
Net realized gain (loss) on investments	516	—	—	—
Net realized gain (loss) on forward foreign currency exchange contracts	15	—	—	—
Net realized gain (loss) on total return swaps(2)	1,781	8	36	144
Net realized gain (loss) on investments sold short	(1,113)	—	—	—
Net realized gain (loss) on foreign currency	(2)	—	—	—
Net realized gain (loss) on written options	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	7,736	1	—	(6)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(13)	—	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(981)	14	(5)	—
Net change in unrealized appreciation (depreciation) on investments sold short	(1,004)	—	—	—
Net change in unrealized gain (loss) on foreign currency	(2)	—	—	—
Total net realized gain (loss) and unrealized appreciation (depreciation)	6,933	23	31	138
Net increase (decrease) in net assets resulting from operations	$8,154	$46	$53	$173
* Net of tax withholding	$109	$—	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Operations — (continued)
(dollar values in thousands)

	Six Months Ended June 30, 2019
	FS Long/Short Equity Fund	FS Market Neutral Fund	FS Event Driven Fund
Investment income
Dividend income	$28	$25	$25
Interest income*	—	—	—
Total investment income	28	25	25
Operating expenses
Management fees	13	12	12
Administrative services expenses	28	28	28
Accounting and administrative fees	22	17	14
Other professional fees	—	—	—
Audit fees	10	10	10
Legal fees	5	6	6
Trustees’ fees	—	—	—
Distribution and service fees – Class A	—	—	—
Dividend and interest expense on securities sold short	—	—	—
Other general and administrative expenses	9	8	10
Total operating expenses	87	81	80
Less: Expense reimbursement from sponsor(1)	(71)	(67)	(65)
Less: Waiver from adviser(1)	(13)	(12)	(12)
Net operating expenses	3	2	3
Net investment income	25	23	22
Realized and unrealized gain/loss
Net realized gain (loss) on investments	—	—	—
Net realized gain (loss) on forward foreign currency exchange contracts	—	—	—
Net realized gain (loss) on total return swaps(2)	319	29	7
Net realized gain (loss) on investments sold short	—	—	—
Net realized gain (loss) on foreign currency	—	—	—
Net realized gain (loss) on written options	—	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—	1
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	—	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(22)	—	—
Net change in unrealized appreciation (depreciation) on investments sold short	—	—	—
Net change in unrealized gain (loss) on foreign currency	—	—	—
Total net realized gain (loss) and unrealized appreciation (depreciation)	297	29	8
Net increase (decrease) in net assets resulting from operations	$322	$52	$30
* Net of tax withholding	$—	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets
(dollar values in thousands)

	FS Multi-Strategy Alternatives Fund		FS Managed Futures Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018(1)
Operations
Net investment income	$1,221	$1,489	$23	$—
Net realized gain (loss)	1,197	(4,773)	8	—
Net change in unrealized appreciation (depreciation) on investments	7,736	(1,666)	1	—
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(13)	—	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(981)	867	14	—
Net change in unrealized appreciation (depreciation) on investments sold short	(1,004)	456	—	—
Net change in unrealized gain (loss) on foreign currency	(2)	—	—	—
Net increase (decrease) in net assets resulting from operations	8,154	(3,627)	46	—
Shareholder distributions(3)
Distributions to shareholders
Class A	—	(69)	—	—
Class I	—	(741)	—	—
Net decrease in net assets resulting from shareholder distributions	—	(810)	—	—
Capital share transactions(4)
Net increase in net assets resulting from capital share transactions	16,202	47,510	11	2,000
Total increase in net assets	24,356	43,073	57	2,000
Net assets at beginning of period	97,320	54,247	2,000	—
Net assets at end of period	$121,676	$97,320	$2,057	$2,000

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(4)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Global Macro Fund		FS Real Asset Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018(1)	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018(1)
Operations
Net investment income	$22	$—	$35	$—
Net realized gain (loss)	36	—	144	—
Net change in unrealized appreciation (depreciation) on investments	—	—	(6)	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(5)	—	—	—
Net increase (decrease) in net assets resulting from operations	53	—	173	—
Capital share transactions(3)
Net increase in net assets resulting from capital share transactions	29	2,000	16	3,000
Total increase in net assets	82	2,000	189	3,000
Net assets at beginning of period	2,000	—	3,000	—
Net assets at end of period	$2,082	$2,000	$3,189	$3,000

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Long/Short Equity Fund		FS Market Neutral Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018(1)	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018(1)
Operations
Net investment income	$25	$—	$23	$—
Net realized gain (loss)	319	—	29	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(22)	—	—	—
Net increase (decrease) in net assets resulting from operations	322	—	52	—
Capital share transactions(3)
Net increase in net assets resulting from capital share transactions	8	2,000	10	2,000
Total increase in net assets	330	2,000	62	2,000
Net assets at beginning of period	2,000	—	2,000	—
Net assets at end of period	$2,330	$2,000	$2,062	$2,000

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Event Driven Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year ended December 31, 2018(1)
Operations
Net investment income	$22	$—
Net realized gain (loss)	7	—
Net change in unrealized appreciation (depreciation) on investments	1	—
Net increase (decrease) in net assets resulting from operations	30	—
Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	—	2,000
Total increase in net assets	30	2,000
Net assets at beginning of period	2,000	—
Net assets at end of period	$2,030	$2,000

(1)
Fund commenced investment operations on December 31, 2018.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$9.68	$10.18	$10.00
Results of operations
Net investment income(2)	0.11	0.15	0.05
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.66	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	0.77	(0.42)	0.18
Shareholder Distributions(3)
Distributions from net realized gain on investments	—	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.08)	—
Net asset value, end of period	$10.45	$9.68	$10.18
Shares outstanding, end of period	852,411	776,764	281,056
Total return(4)	7.95%(5)	(4.12)%	1.80%(5)
Ratio/Supplemental Data:
Net assets, end of period	$8,906	$7,521	$2,860
Ratio of net investment income to average net assets(6)	2.05%	1.55%	0.81%
Ratio of total operating expenses to average net assets(6)	3.46%	3.63%	5.34%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(2.07)%	(2.76)%	(4.57)%
Ratio of net operating expenses to average net assets(6)	1.39%	0.87%	0.77%
Portfolio turnover rate(5)	95%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Financial Highlights — Class A Shares — (continued)
(in thousands, except share and per share amounts)

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (0.02)%, (1.21)% and (3.76)% for the six months ended June 30, 2019, year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$9.72	$10.19	$10.00
Results of operations
Net investment income(2)	0.12	0.18	0.06
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.66	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	0.78	(0.39)	0.19
Shareholder distributions(3)
Distributions from net realized gain on investments	—	(0.08)	—
Net decrease in net assets resulting from shareholder distributions	—	(0.08)	—
Net asset value, end of period	$10.50	$9.72	$10.19
Shares outstanding, end of period	10,742,171	9,241,564	5,043,239
Total return(4)	8.02%(5)	(3.82)%	1.90%(5)
Ratio/Supplemental Data:
Net assets, end of period	$112,770	$89,799	$51,387
Ratio of net investment income to average net assets(6)	2.29%	1.80%	0.88%
Ratio of total operating expenses to average net assets(6)	3.21%	3.54%	4.62%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(2.07)%	(2.91)%	(4.10)%
Ratio of net operating expenses to average net assets(6)	1.15%	0.63%	0.52%
Portfolio turnover rate(5)	95%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Financial Highlights — Class I Shares — (continued)
(in thousands, except share and per share amounts)

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been 0.23%, (1.10)% and (3.22)% for the six months ended June 30, 2019, year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.10
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.11
Net increase (decrease) in net assets resulting from operations	0.21
Net asset value, end of period	$10.21
Shares outstanding, end of period	2,500
Total return(3)(4)	2.10%
Ratio/Supplemental Data:
Net assets, end of period	$26
Ratio of net investment income to average net assets(5)	2.03%
Ratio of total operating expenses to average net assets(5)	8.29%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.79)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for the applicable period is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.76)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.11
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.12
Net increase (decrease) in net assets resulting from operations	0.23
Net asset value, end of period	$10.23
Shares outstanding, end of period	198,611
Total return(3)(4)	2.30%
Ratio/Supplemental Data:
Net assets, end of period	$2,031
Ratio of net investment income to average net assets(5)	2.28%
Ratio of total operating expenses to average net assets(5)	8.04%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.79)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.51)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.10
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.15
Net increase (decrease) in net assets resulting from operations	0.25
Net asset value, end of period	$10.25
Shares outstanding, end of period	2,500
Total return(3)(4)	2.50%
Ratio/Supplemental Data:
Net assets, end of period	$26
Ratio of net investment income to average net assets(5)	1.98%
Ratio of total operating expenses to average net assets(5)	8.12%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.62)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.64)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.11
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.16
Net increase (decrease) in net assets resulting from operations	0.27
Net asset value, end of period	$10.27
Shares outstanding, end of period	200,297
Total return(3)(4)	2.70%
Ratio/Supplemental Data:
Net assets, end of period	$2,056
Ratio of net investment income to average net assets(5)	2.23%
Ratio of total operating expenses to average net assets(5)	7.87%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.62)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.39)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.10
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.46
Net increase (decrease) in net assets resulting from operations	0.56
Net asset value, end of period	$10.56
Shares outstanding, end of period	2,500
Total return(3)(4)	5.60%
Ratio/Supplemental Data:
Net assets, end of period	$26
Ratio of net investment income to average net assets(5)	1.94%
Ratio of total operating expenses to average net assets(5)	6.58%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(6.08)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (4.14)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.11
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.47
Net increase (decrease) in net assets resulting from operations	0.58
Net asset value, end of period	$10.58
Shares outstanding, end of period	299,019
Total return(3)(4)	5.80%
Ratio/Supplemental Data:
Net assets, end of period	$3,163
Ratio of net investment income to average net assets(5)	2.19%
Ratio of total operating expenses to average net assets(5)	6.33%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(6.08)%
Ratio of net operating expenses to average net assets	0.25%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (3.89)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.11
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.49
Net increase (decrease) in net assets resulting from operations	1.60
Net asset value, end of period	$11.60
Shares outstanding, end of period	2,500
Total return(3)(4)	16.00%
Ratio/Supplemental Data:
Net assets, end of period	$29
Ratio of net investment income to average net assets(5)	2.15%
Ratio of total operating expenses to average net assets(5)	8.36%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.86)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.71)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.13
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.48
Net increase (decrease) in net assets resulting from operations	1.61
Net asset value, end of period	$11.61
Shares outstanding, end of period	198,161
Total return(3)(4)	16.10%
Ratio/Supplemental Data:
Net assets, end of period	$2,301
Ratio of net investment income to average net assets(5)	2.40%
Ratio of total operating expenses to average net assets(5)	8.11%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.86)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.46)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Market Neutral Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.10
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.15
Net increase (decrease) in net assets resulting from operations	0.25
Net asset value, end of period	$10.25
Shares outstanding, end of period	2,500
Total return(3)(4)	2.50%
Ratio/Supplemental Data:
Net assets, end of period	$26
Ratio of net investment income to average net assets(5)	2.00%
Ratio of total operating expenses to average net assets(5)	8.28%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.78)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.78)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Market Neutral Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.11
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.15
Net increase (decrease) in net assets resulting from operations	0.26
Net asset value, end of period	$10.26
Shares outstanding, end of period	198,465
Total return(3)(4)	2.60%
Ratio/Supplemental Data:
Net assets, end of period	$2,036
Ratio of net investment income to average net assets(5)	2.24%
Ratio of total operating expenses to average net assets(5)	8.03%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.78)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.54)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Event Driven Fund
Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.10
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.04
Net increase (decrease) in net assets resulting from operations	0.14
Net asset value, end of period	$10.14
Shares outstanding, end of period	2,500
Total return(3)(4)	1.40%
Ratio/Supplemental Data:
Net assets, end of period	$25
Ratio of net investment income to average net assets(5)	2.00%
Ratio of total operating expenses to average net assets(5)	8.28%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.78)%
Ratio of net operating expenses to average net assets(5)	0.50%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.78)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Event Driven Fund
Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

Six Months Ended June 30, 2019 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$10.00
Results of operations
Net investment income(2)	0.11
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	0.04
Net increase (decrease) in net assets resulting from operations	0.15
Net asset value, end of period	$10.15
Shares outstanding, end of period	197,500
Total return(3)(4)	1.50%
Ratio/Supplemental Data:
Net assets, end of period	$2,005
Ratio of net investment income to average net assets(5)	2.25%
Ratio of total operating expenses to average net assets(5)	8.03%
Ratio of expense reimbursement from sponsor to average net assets(5)(6)	(7.78)%
Ratio of net operating expenses to average net assets(5)	0.25%
Portfolio turnover rate(4)	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(4)
Information presented is not annualized.

(5)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(6)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (5.53)% for the six months ended June 30, 2019.

See notes to unaudited consolidated financial statements.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2019, the Trust consists of seven active series, all of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”), FS Market Neutral Fund (“Market Neutral”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset, Long/Short Equity and Market Neutral, the “New Funds” and each individually, a “New Fund”). FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.
FSMS commenced investment operations on May 16, 2017. Each of the New Funds commenced investment operations on December 31, 2018.
Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.
•
FS Multi-Strategy Alternatives Fund investment objective is to provide shareholders with positive absolute returns over a complete market cycle.

•
FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•
FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•
FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•
FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•
FS Market Neutral Fund seeks to provide capital appreciation.

•
FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each New Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
As of June 30, 2019, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying consolidated financial statements of the Funds have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. Each Fund has evaluated the impact of subsequent events through the date the respective consolidated financial statements were issued and filed with the U.S. Securities and Exchange Commission (“SEC”).

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

Use of Estimates: The preparation of the Funds’ unaudited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Funds consider all highly liquid investments with original maturities of three months or less to be cash equivalents. The Funds invests their excess cash in an institutional money market fund, which is stated at fair value. The Funds’ uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments: The Funds determine the net asset value (“NAV”) of their common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session (normally 4:00 pm Eastern Time). Each Class A share of beneficial interest (“Class A Share”) is offered at NAV plus the applicable sales load, while each Class I Share of beneficial interest (“Class I Share”) is offered at NAV. The Funds calculate NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV of the applicable share class is determined. As such, the NAV of each class of shares may vary if such Fund sells different amounts of shares per class. The Funds’ assets and liabilities are valued in accordance with the principles set forth below.
The Adviser values the Funds’ assets in good faith pursuant to the Funds’ valuation policy and consistently applied valuation process, which was developed by the audit committee of the Trust’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Funds’ investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Funds’ valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) issued by the Financial Accounting Standards Board (“FASB”) clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
When determining the fair value of an asset or liability, the Adviser seeks to determine the price that would be received from the sale of the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that the Adviser deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Funds’ unaudited consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Funds’ unaudited consolidated financial statements.
The Funds expect that their portfolios will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

For purposes of calculating NAV, the Adviser uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is trade.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Funds value such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Funds obtain bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities are valued at the midpoint of the average bid and ask prices obtained from such sources.

•
To the extent that the Funds hold investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Funds will value such investments at fair value as determined in good faith by the Adviser in accordance with the Funds’ valuation policy and pursuant to authority delegated by the Board as described below. In making such determination, the Adviser may rely upon valuations obtained from an independent valuation firm.

•
Forward foreign currency exchange contracts are valued at the mean of the appropriate foreign exchange rates at the close of regular trading on the NYSE. Exchange rates and forward points used to convert prices are obtained from independent third-party pricing services.

In making its determination of fair value, the Adviser may use independent third-party pricing or valuation services; provided that the Adviser shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Adviser shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Adviser deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that may be considered when valuing securities for which no active secondary market exists. Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or a Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.
Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser may also consider the size and scope of a portfolio company and its specific strengths and weaknesses, and

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the portfolio company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.
If a Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when a Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.
While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Adviser would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold. The Funds will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from the third-party valuation service against the actual prices at which it purchases and sells its investments. The Funds believe that these prices will be reliable indicators of fair value.
Revenue Recognition: Security transactions are accounted for on the trade date. The Funds record interest income and expense on an accrual basis. The Funds record dividend income and expense on the ex-dividend date. The Funds do not accrue as a receivable interest or dividends on loans and securities if they have reason to doubt their ability to collect such income. The Funds consider many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Funds will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Funds’ judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Funds record prepayment premiums on loans and securities as fee income when they receive such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments will be calculated by using the specific identification method. The Funds measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Trust’s organization. Franklin Square Holdings, L.P. (“FS Investments”), the Funds’ sponsor and an affiliate of the Adviser has assumed the Trust’s organization costs and will not seek reimbursement of such costs. Offering costs primarily include, among other things, marketing expenses and printing, legal and due diligence fees and certain costs pertaining to each Fund’s continuous public offering of its common shares, including the salaries and direct expenses of the Adviser’s personnel, employees of its affiliates and others while engaged in such activities. FS Investments has assumed all of the Funds’ offering costs and will not seek reimbursement of such costs incurred as of June 30, 2019.
Income Taxes: FSMS has elected and each New Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify and maintain qualification as a RIC, the Funds must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally each Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, each Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. Each Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. Each Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: Each Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in its consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its consolidated statement of operations. During the six months ended June 30, 2019, the Funds did not incur any interest or penalties related to unrecognized tax liabilities.
Each Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in its consolidated financial statements. Each Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Swaps: Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Pursuant to swap agreements, the Funds either make floating-rate payments based on a benchmark index in exchange for fixed or floating rate payments or the Funds make fixed or floating rate payments in exchange for floating-rate payments based on the return of a benchmark index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Funds are exposed to credit loss in the event of nonperformance by the

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index. The Funds enter into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Funds’ net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position.
The OTC derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by such Fund of any net liability owed to it. The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by such Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash at the Fund’s custodian, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability on the consolidated statement of assets and liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the consolidated schedule of investments. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statements of assets and liabilities.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Funds may utilize forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Funds’ investments. These instruments may be used for other purposes in future periods. The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ investments. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the consolidated statements of assets and liabilities.
Securities Sold Short: The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis.
Options: The Funds may purchase call and put options in an effort to manage risk and/or generate gains from options premiums. When a Fund buys a call option, it gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates such Fund to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys a put option, it gives the holder the right to sell and obligates such Fund to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys an option, an amount equal to the premium received by such Fund is reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an instrument is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the instrument acquired or added to the proceeds of the instrument sold. When an option expires, a Fund realizes a gain on the option to the extent of the premiums received. When an option is exercised, a Fund realizes a loss to the extent the cost of closing the option exceeds the premiums received, or a gain to the extent the premiums received exceed the cost of closing the option.
Recent Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement—Disclosures Framework—Changes to Disclosure Requirements of Fair Value Measurement (Topic 820), or ASU 2018-13. ASU 2018-13 introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Each Fund is currently evaluating the impact of ASU 2018-13 on its financial statements.
Distributions: Distributions to the Funds’ shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Funds currently intend to authorize and declare distributions in an amount sufficient to maintain its RIC status each year and to avoid any federal income taxes on income so distributed.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Funds’ common shares during the six months ended June 30, 2019 and the year/period ended December 31, 2018:
FS Multi-Strategy Alternatives Fund Class A Shares	For the Six Months Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	270,360	$2,739	947,198	$9,622
Commissions and Dealer Manager Fees	—	—	—	(119)
Reinvestment of Distributions	—	—	6,871	66
Redemptions	(194,713)	(1,966)	(458,361)	(4,522)
Net Proceeds from Class A Share Transactions	75,647	$773	495,708	$5,047

Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	3,333,350	$33,918	6,630,065	$66,618
Reinvestment of Distributions	—	—	70,907	681
Redemptions	(1,832,743)	(18,489)	(2,502,647)	(24,836)
Net Proceeds from Class I Share Transactions	1,500,607	$15,429	4,198,325	$42,463
Net Proceeds from Fund Share Transactions	1,576,254	$16,202	4,694,033	$47,510

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Managed Futures Fund Class A Shares	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	1,111	$11	197,500	$1,975
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	1,111	$11	197,500	$1,975
Net Proceeds from Fund Share Transactions	1,111	$11	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Global Macro Fund Class A Shares	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	2,797	$29	197,500	$1,975
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	2,797	$29	197,500	$1,975
Net Proceeds from Fund Share Transactions	2,797	$29	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Real Asset Fund Class A Shares	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	1,519	$16	297,500	$2,975
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	1,519	$16	297,500	$2,975
Net Proceeds from Fund Share Transactions	1,519	$16	300,000	$3,000

*
Fund commenced investment operations on December 31, 2018.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Long/Short Equity Fund Class A Shares	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	661	$8	197,500	$1,975
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	661	$8	197,500	$1,975
Net Proceeds from Fund Share Transactions	661	$8	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Market Neutral Fund Class A Shares	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	965	$10	197,500	$1,975
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	965	$10	197,500	$1,975
Net Proceeds from Fund Share Transactions	965	$10	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Event Driven Fund Class A Shares	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,500	$25
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	2,500	$25

	For the Six Months Ended June 30, 2019		For the Period Ended December 31, 2018*
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	197,500	$1,975
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	—	$—	197,500	$1,975
Net Proceeds from Fund Share Transactions	—	$—	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions
Compensation of the Investment Adviser and its Affiliates
Pursuant to the investment management agreement, dated as of April 25, 2017 by and between the Adviser and FSMS and each investment management agreement, dated as of November 29, 2018 by and between the Adviser and each New Fund, respectively (collectively, the “Management Agreements”), the Adviser is entitled to a management fee in consideration of the advisory services provided by the Adviser to the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Funds. The management fee is calculated and payable quarterly in arrears at the annual rates of each Fund’s average daily net assets during such period noted in the table below:
Fund	Period	Fee
FS Multi-Strategy Alternatives Fund	Quarterly	1.25%
FS Managed Futures Fund	Quarterly	1.15%
FS Global Macro Fund	Quarterly	1.15%
FS Real Asset Fund	Quarterly	1.15%
FS Long/Short Equity Fund	Quarterly	1.20%
FS Market Neutral Fund	Quarterly	1.20%
FS Event Driven Fund	Quarterly	1.20%
The Adviser has contractually agreed to waive its management fee for FSMS until May 15, 2019. The Adviser has contractually agreed to waive its management fee for each of the New Funds until December 17, 2019.
Pursuant to the administration agreement, dated as of April 26, 2017, by and between FSMS and the Adviser, and each administration agreement, dated as of November 29, 2018 by and between the Adviser and each New Fund, respectively (collectively, the “Administration Agreements”), the Funds reimburse the Adviser for its actual costs incurred in providing administrative services to the Funds, including the Adviser’s allocable portion of the compensation and related expenses of certain personnel of FS Investments providing administrative services to the Funds on behalf of the Adviser. The Adviser is required to allocate the cost of such services to the Funds based on factors such as assets, revenues, time allocations and/or other reasonable metrics. The Board reviews the methodology employed in determining how the expenses are allocated to the Funds and the proposed allocation of the administrative expenses among the Funds and certain affiliates of the Adviser. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Funds based on the breadth, depth and quality of such services as compared to the estimated cost to the Funds of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to the Adviser for such services as a percentage of the Funds’ respective net assets to the same ratios reported by other comparable investment companies. The Funds will not reimburse the Adviser for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of the Adviser. Reimbursements of administrative expenses to the Adviser are subject to the Expense Limitation (defined below).
The following table describes the fees and expenses accrued under the Management Agreement and the Administration Agreement for Funds during the six months ended June 30, 2019:
FS Multi-Strategy Alternatives Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Management Agreement	Management Fee(1)	$659
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$394

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

(1)
As described above, the Adviser has contractually agreed to waive the $477 in management fees payable during the six months ended June 30, 2019.

(2)
During the six months ended June 30, 2019, $606 of administrative services expenses were paid to the Adviser.

FS Managed Futures Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$11
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$28

(1)
As described above, the Adviser has contractually agreed to waive the $11 in management fees payable during the six months ended June 30, 2019.

(2)
During the six months ended June 30, 2019, $21 of administrative services expenses were paid to the Adviser.

FS Global Macro Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$12
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$28

(1)
As described above, the Adviser has contractually agreed to waive the $12 in management fees payable during the six months ended June 30, 2019.

(2)
During the six months ended June 30, 2019, $21 of administrative services expenses were paid to the Adviser.

FS Real Asset Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$18
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$37

(1)
As described above, the Adviser has contractually agreed to waive the $18 in management fees payable during the six months ended June 30, 2019.

(2)
During the six months ended June 30, 2019, $30 of administrative services expenses were paid to the Adviser.

FS Long/Short Equity Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$13
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$28

(1)
As described above, the Adviser has contractually agreed to waive the $13 in management fees payable during the six months ended June 30, 2019.

(2)
During the six months ended June 30, 2019, $21 of administrative services expenses were paid to the Adviser.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

FS Market Neutral Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$12
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$28

(1)
As described above, the Adviser has contractually agreed to waive the $12 in management fees payable during the six months ended June 30, 2019.

(2)
During the six months ended June 30, 2019, $21 of administrative services expenses were paid to the Adviser.

FS Event Driven Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$12
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$28

(1)
As described above, the Adviser has contractually agreed to waive the $12 in management fees payable during the six months ended June 30, 2019.

(2)
During the six months ended June 30, 2019, $21 of administrative services expenses were paid to the Adviser.

Expense Limitation Agreement
Pursuant to the expense limitation agreement, dated as of April 26, 2017, by and between the Adviser and FSMS, and each expense limitation agreement, dated as of November 29, 2018, by and between the Adviser and each New Fund, respectively (collectively, the “Expense Limitation Agreements”), the Adviser agreed to pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of each Fund to the extent that such expenses exceed 0.25% per annum of the respective Fund’s average daily net assets (the “Expense Limitation”). The respective Expense Limitation Agreement, which became effective April 27, 2017 for FSMS and December 17, 2018 for the New Funds, will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board and by the Adviser.
Amounts waived under the Expense Limitation for each Fund may be recouped by or repaid to the Adviser, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years after the Adviser bears the expense; and (2) the reimbursement may not be made if it would cause the lower of the respective Fund’s then-current expense limitation, if any, or the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded.
The Expense Limitation Agreements may not be terminated by the Adviser, but may be terminated by the Board on written notice to the Adviser. For the purposes of the Expense Limitation Agreements, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of a Fund attributable to such class, including administration fees, transfer agent fees, offering expenses, fees paid to the respective Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) management fees, (b) distribution or servicing fees, (c) interest, (d) taxes, (e) brokerage fees and commissions, (f) dividends and interest paid on short positions, (g) acquired fund fees and expenses and (h) extraordinary expenses. The specific amount of expenses waivable and/or payable by the Adviser pursuant to the Expense Limitation Agreements, if any, is determined at the end of each fiscal quarter. Similarly, the conditional obligation of the Funds to repay the Adviser pursuant to the terms of such Expense Limitation Agreement shall survive the termination of such agreement by either party.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the six months ended June 30, 2019. These amounts may be subject to conditional repayment by the Fund as described below:
Fund	Accrued Amount	Subject to Repayment As of June 30, 2019	Related to Expense Reimbursement
FS Multi-Strategy Alternatives Fund	$616	$2,598	$2,598
FS Managed Futures Fund	$66	$66	$66
FS Global Macro Fund	$66	$66	$66
FS Real Asset Fund	$78	$78	$78
FS Long/Short Equity Fund	$71	$71	$71
FS Market Neutral Fund	$67	$67	$67
FS Event Driven Fund	$65	$65	$65
The Funds’ distributor, ALPS Distributors, Inc., has entered into a “wholesaling” agreement with FS Investment Solutions, LLC (“FS Solutions”), a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesaling agreement, FS Solutions seeks to market and otherwise promote the Funds through various “wholesale” distribution channels, including but not limited to, the independent broker-dealer channel, the registered investment adviser channel and the wirehouse channel. FS Solutions may receive compensation for certain sales, promotional and marketing services provided to the Funds in connection with the distribution of certain classes of the Funds’ shares. The following table describes the amounts FS Solutions received in initial sales charges in connection with the distribution of Class A shares of the Funds for the six months ended June 30, 2019:
Fund	Initial Sales Charges
FS Multi-Strategy Alternatives Fund	$5
FS Managed Futures Fund	$—
FS Global Macro Fund	$—
FS Real Asset Fund	$—
FS Long/Short Equity Fund	$—
FS Market Neutral Fund	$—
FS Event Driven Fund	$—
Note 5. Distribution and Service Plan
Pursuant to the Amended and Restated Distribution call Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds’ Class I shares are not subject to 12b-1 fees.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes
As of June 30, 2019, the components of accumulated earnings (loss) on a tax basis were as follows:
Fund	Distributable ordinary income (loss)	Accumulated capital gains (losses)	Net unrealized appreciation (depreciation)	Total
FS Multi-Strategy Alternatives Fund	$1,681	$(1,600)	$4,742	$4,823
FS Managed Futures Fund	$23	$8	$15	$46
FS Global Macro Fund	$22	$36	$(5)	$53
FS Real Asset Fund	$35	$144	$(6)	$173
FS Long/Short Equity Fund	$25	$319	$(22)	$322
FS Market Neutral Fund	$23	$29	$—	$52
FS Event Driven Fund	$22	$7	$1	$30
As of June 30, 2019, the aggregate cost and net unrealized appreciation (depreciation) of the Fund’s investments for U.S. federal income tax purposes was as follows:
Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
FS Multi-Strategy Alternatives Fund	$114,095	$6,251	$(226)	$6,025
FS Managed Futures Fund	$2,013	$1	$—	$1
FS Global Macro Fund	$2,052	$—	$—	$—
FS Real Asset Fund	$3,154	$—	$(6)	$(6)
FS Long/Short Equity Fund	$2,185	$—	$—	$—
FS Market Neutral Fund	$2,037	$—	$—	$—
FS Event Driven Fund	$2,018	$1	$—	$1
Note 7. Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The Funds invest in such derivatives in order to meet its investment objectives. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Funds are subject to credit risk in the normal course of pursuing its investment objectives. The Funds may enter into total return swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Funds may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.
The Funds may enter into swap contracts containing provisions allowing the counterparty to terminate the contract under certain conditions, including, but not limited to, a decline in the respective Fund’s NAV below a certain level over a certain period of time, which would trigger a payment by such Fund for those swaps in a liability position. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. The fair value of open derivative instruments held by the Funds (which are not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2019 was as follows:
FS Multi-Strategy Alternatives Fund
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$—	$13(1)
Credit Risk
Total return swap contracts	$1,268(2)	$1,304(3)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized depreciation on forward foreign currency exchange contracts.

(2)
Unrealized appreciation on total return swaps.

(3)
Unrealized depreciation on total return swaps.

FS Managed Futures Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swap contracts	$20(1)	$6(2)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Global Macro Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swap contracts	$—	$5(1)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized depreciation on total return swaps.

FS Real Asset Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swap contracts	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Long/Short Equity Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swap contracts	$14(1)	$36(2)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Market Neutral Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swap contracts	$—	$—
FS Event Driven Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swap contracts	$—	$—
The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Funds’ for assets or pledged by the Funds’ for liabilities as of June 30, 2019:
FS Multi-Strategy Alternatives Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$231	$112	$—	$—	$119
BNP Paribas	$690	$663	$—	$—	$27
Deutsche Bank	$50	$18	$—	$—	$32
Goldman Sachs International	$—	$—	$—	$—	$—
JP Morgan Chase Bank, N.A.	$252	$252	$—	$—	$—
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
Societe Generale	$45	$45	$—	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$112	$112	$—	$—	$—
BNP Paribas	$663	$663	$—	$—	$—
Deutsche Bank	$18	$18	$—	$—	$—
Goldman Sachs International	$29	$—	$—	$29	$—
JP Morgan Chase Bank, N.A.	$293	$252	$—	$41	$—
Morgan Stanley Capital Services LLC	$111	$—	$—	$111	$—
Societe Generale	$78	$45	$—	$33	$—
FS Managed Futures Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$16	$—	$—	$—	$16
Deutsche Bank	$4	$—	$—	$—	$4
Goldman Sachs International	$—	$—	$—	$—	$—
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Morgan Stanley & Co. International PLC	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$—	$—	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$—	$—	$—	$—	$—
JP Morgan Chase Bank, N.A.	$4	$—	$—	$—	$4
Morgan Stanley & Co. International PLC	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$2	$—	$—	$—	$2
FS Global Macro Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$—	$—	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$—	$—	$—	$—	$—
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$—	$—	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$—	$—	$—	$—	$—
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$5	$—	$—	$—	$5
FS Real Asset Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Morgan Stanley Capital Services LLC	$—	$—	$—	$—	$—
FS Long/Short Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$14	$11	$—	$—	$3
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$25	$—	$—	$—	$25
BNP Paribas	$11	$11	$—	$—	$—
FS Market Neutral Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Goldman Sachs International	$—	$—	$—	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Goldman Sachs International	$—	$—	$—	$—	$—
FS Event Driven Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Goldman Sachs International	$—	$—	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Goldman Sachs International	$—	$—	$—	$—	$—

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Funds’ consolidated statement of operations for the six months ended June 30, 2019 was as follows:
FS Multi-Strategy Alternatives Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$15(1)	$(13)(2)
Credit Risk
Total return swap contracts	$1,637(3)	$(981)(4)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on total return swap contracts.

(4)
Net change in unrealized appreciation (depreciation) on total return swap contracts.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Managed Futures Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$8(1)	$14(2)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swap contracts.

(2)
Net change in unrealized appreciation (depreciation) on total return swap contracts.

FS Global Macro Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$36(1)	$(5)(2)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swap contracts.

(2)
Net change in unrealized appreciation (depreciation) on total return swap contracts.

FS Real Asset Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$144(1)	$—

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swap contracts.

FS Long/Short Equity Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$319(1)	$(22)(2)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swap contracts.

(2)
Net change in unrealized appreciation (depreciation) on total return swap contracts.

FS Market Neutral Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$29(1)	$—

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swap contracts.

FS Event Driven Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$7(1)	$—

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swap contracts.

The average notional amount of derivatives outstanding during the six months ended June 30, 2019, which are indicative of the volumes of these derivative types, was as follows:
Fund	Forward foreign exchange contracts	Total return debt swap contracts	Total return index swap contracts
FS Multi-Strategy Alternatives Fund	$1,388	$3,432	$43,363
FS Managed Futures Fund	$—	$—	$24
FS Global Macro Fund	$—	$—	$26
FS Real Asset Fund	$—	$—	$593
FS Long/Short Equity Fund	$—	$—	$2,380
FS Market Neutral Fund	$—	$—	$1,918
FS Event Driven Fund	$—	$—	$1,460

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio
The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of June 30, 2019:
FS Multi-Strategy Alternatives Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$31,007	$31,221	26%
Convertible Bonds	920	931	1%
Common Stock	23,705	29,520	24%
Short-Term Investments	58,456	58,461	49%
Total	$114,088	$120,133	100%
FS Managed Futures Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,013	$2,014	100%
Total	$2,013	$2,014	100%
FS Global Macro Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$133	$132	6%
Short-Term Investments	1,919	1,920	94%
Total	$2,052	$2,052	100%
FS Real Asset Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$600	$594	19%
Short-Term Investments	2,554	2,554	81%
Total	$3,154	$3,148	100%
FS Long/Short Equity Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,185	$2,185	100%
Total	$2,185	$2,185	100%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

FS Market Neutral Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,037	$2,037	100%
Total	$2,037	$2,037	100%
FS Event Driven Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,018	$2,019	100%
Total	$2,018	$2,019	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if they owned 5% or more of its voting securities.
As of June 30, 2019, none of the Funds “controlled” any of their portfolio companies and none of the Funds were an “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of June 30, 2019:
FS Multi-Strategy Alternatives Fund
Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$58,461	48.7%
Commercial Services	5,093	4.2%
Retail	4,445	3.7%
Machinery-Diversified	2,895	2.4%
Oil & Gas	2,780	2.3%
Packaging & Containers	2,638	2.2%
Software	2,607	2.2%
Chemicals	2,586	2.2%
Aerospace/Defense	2,454	2.0%
Telecommunications	2,355	2.0%
Transportation	2,217	1.9%
Commercial Banks	2,161	1.8%
Environmental Control	2,091	1.7%
Media Entertainment	2,058	1.7%
Home Builders	1,873	1.6%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Industry Classification	Fair Value	Percentage of Portfolio
Real Estate Investment Trusts	1,743	1.5%
Diversified Financial Services	1,576	1.3%
Healthcare-Services	1,573	1.3%
IT Services	1,377	1.2%
Healthcare-Products	1,344	1.1%
Agriculture	1,337	1.1%
Internet	1,249	1.0%
Financial Services	1,068	0.9%
Distribution/Wholesale	988	0.8%
Pharmaceuticals	949	0.8%
Beverages	881	0.7%
Electronics	864	0.7%
Miscellaneous Manufacturing	748	0.6%
Insurance	652	0.5%
Auto Manufacturers	617	0.5%
Pipelines	613	0.5%
Semiconductors	519	0.4%
Entertainment	511	0.4%
Iron/Steel	488	0.4%
Engineering & Construction	466	0.4%
Lodging	422	0.4%
Gas	412	0.3%
Mining	408	0.3%
Leisure Time	383	0.3%
Advertising	333	0.3%
Real Estate	302	0.3%
Food	256	0.2%
Metal Fabricate/Hardware	239	0.2%
Electric	208	0.2%
Toys/Games/Hobbies	207	0.2%
Housewares	200	0.2%
Exploration & Production	150	0.1%
Office/Business Equipment	113	0.1%
Trucking & Leasing	101	0.1%
Household Products/Wares	82	0.1%
Oil & Gas Services	40	0.0%
Total	$120,133	100.0%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Purchases and sales of securities during the six months ended June 30, 2019, other than short-term securities and U.S. government obligations, were as follows:
Fund	Purchases	Sales
FS Multi-Strategy Alternatives Fund	$52,715	$57,157
FS Managed Futures Fund	$0	$0
FS Global Macro Fund	$133	$0
FS Real Asset Fund	$600	$0
FS Long/Short Equity Fund	$0	$0
FS Market Neutral Fund	$0	$0
FS Event Driven Fund	$0	$0
Note 9. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1:   Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2:   Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3:   Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of June 30, 2019, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:
FS Multi-Strategy Alternatives Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$31,221	$—	$31,221
Convertible Bonds	—	931	—	931
Common Stock	29,520	—	—	29,520
Short-Term Investments	—	58,461	—	58,461
Total Return Debt Swaps	—	34	—	34
Total Return Index Swaps	—	1,234	—	1,234
Total	$29,520	$91,881	$—	$121,401

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

Liability Description
Mutual Funds Sold Short	$(11,831)	$—	$—	$(11,831)
Corporate Bonds Sold Short	—	(73)	—	(73)
Common Stocks Sold Short	(4,940)	—	—	(4,940)
Forward Foreign Currency Exchange Contracts	—	(13)	—	(13)
Total Return Debt Swaps	—	(6)	—	(6)
Total Return Index Swaps	—	(1,298)	—	(1,298)
Total	$(16,771)	$(1,390)	$—	$(18,161)
FS Managed Futures Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,014	$—	$2,014
Total Return Index Swaps	—	20	—	20
Total	$—	$2,034	$—	$2,034

Liability Description
Total Return Index Swaps	$—	$(6)	$—	$(6)
FS Global Macro Fund
Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$132	$—	$132
Short-Term Investments	—	1,920	—	1,920
Total Return Index Swaps	—	—	—	—
Total	$—	$2,052	$—	$2,052

Liability Description
Total Return Index Swaps	$—	$(5)	$—	$(5)
FS Real Asset Fund
Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$594	$—	$594
Short-Term Investments	—	2,554	—	2,554
Total Return Index Swaps	—	—	—	—
Total	$—	$3,148	$—	$3,148

Liability Description
Total Return Index Swaps	$—	$—	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

FS Long/Short Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,185	$—	$2,185
Total Return Index Swaps	—	14	—	14
Total	$—	$2,199	$—	$2,199

Liability Description
Total Return Index Swaps	$—	$(36)	$—	$(36)
FS Market Neutral Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,037	$—	$2,037
Total Return Index Swaps	—	—	—	—
Total	$—	$2,037	$—	$2,037

Liability Description
Total Return Index Swaps	$—	$—	$—	$—
FS Event Driven Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,019	$—	$2,019
Total Return Index Swaps	—	—	—	—
Total	$—	$2,019	$—	$2,019

Liability Description
Total Return Index Swaps	$—	$—	$—	$—
The Funds’ investments as of June 30, 2019 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of June 30, 2019. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.
The Funds periodically benchmark the bid and ask prices it receives from the third-party pricing service and/or dealers, as applicable, against the actual prices at which they purchase and sell their investments. Based on the results of the benchmark analysis and the experience of the Funds’ management, the Funds believe that these prices are reliable indicators of fair value. The Funds may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which they cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Funds will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Funds purchase and sell their investments. The Funds’ audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Funds’ valuation processes.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk
Investing in the Funds involve risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Funds. For a more complete discussion of the risks of investing in the Funds, please refer to the Funds’ prospectuses and the Funds’ other filings with the SEC.
Market Risk: Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Funds may lose money.
Credit/Default Risk: An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Funds, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Funds’ holding may impair the Funds’ liquidity and have the potential to cause a significant NAV decline.
Counterparty Risk: The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Adviser or an applicable sub-adviser will monitor the creditworthiness of firms with which it will cause the Funds to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Funds will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Funds being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Funds’ counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.
In addition, the Funds may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Funds and their assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Funds, which could be material.
Derivatives Risk: The Funds may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Funds. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Funds may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.
Foreign Investment and Emerging Markets Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Funds’ ability to invest in foreign securities or may prevent the Funds from repatriating its investments. In addition, the Funds may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.
Liquidity Risk: Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.
Non-Diversification Risk: The Funds are classified as “non-diversified” investment companies, which means that the percentage of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Short Sales Risk: A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Funds’ use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. Each Fund’s ability to pursue its investment strategy may therefore be limited by its intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of that Fund would be subject to the risk of diminished returns.
Note 11. Commitments and Contingencies
The Funds enter into contracts that contain a variety of indemnification provisions. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management of the Adviser has reviewed the Funds’ existing contracts and expects the risk of loss to the Funds to be remote.
The Funds are not currently subject to any material legal proceedings and, to the Funds’ knowledge, no material legal proceedings are threatened against the Funds. From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Funds’ rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Funds becomes party to such proceedings, the Funds would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 11. Commitments and Contingencies — (continued)

See Note 4 for a discussion of the Funds’ commitments to the Adviser and its affiliates, which consists of the conditional obligation of the Funds to reimburse FS Investments pursuant to the terms of their respective Expense Limitation Agreements.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.
Form N-PORT Filings
Each Fund file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Forms N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.
Proxy Voting Policies and Procedures
Each Fund has delegated its proxy voting responsibility to the Adviser, each Fund’s investment adviser. Solely with regards to FSMS, the Adviser has delegated proxy voting responsibility to FSMS’s investment sub-advisers. Accordingly with regards to FSMS, each of the investment sub-advisers review any pending proxy vote decisions seeking to ensure that all votes cast for FSMS are in the best interest of FSMS and its shareholders. Shareholders may obtain a copy of the Adviser’s and the investment sub-adviser’s proxy voting policies and procedures upon request and without charge by calling the Trust collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
Information regarding how the investment sub-advisers voted proxies relating to FSMS’s portfolio securities during the twelve-month period ended June 30 and information regarding how the Adviser voted proxies relating to each New Fund’s portfolio securities during the twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Trust’s Chief Compliance Officer at FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.
Board Approval of FSMS Investment Management Agreement
At a meeting of the Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) held in person on November 20, 2018, the Board reviewed and considered information bearing on the renewal of the Investment Management Agreement (the “Investment Management Agreement”) between FS Fund Advisor, LLC the (“Adviser”) and the Trust, on behalf of its series FS Multi-Strategy Alternatives Fund (“FSMS”). Following this review, the Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), unanimously approved the renewal of the Investment Management Agreement for an additional year.
The Independent Trustees were assisted in their review of the Investment Management Agreement, and the specific factors deemed to be material to the approval of the Investment Management Agreement, including the factors described below, by independent legal counsel. Before the November 20 meeting, independent legal counsel to the Independent Trustees sent to the Adviser a request for information to be provided to the Independent Trustees in connection with their consideration of the Investment Management Agreement. The Adviser provided materials to the Trustees in response to that request, in addition to other information that the Adviser believed would be useful in evaluating the Investment Management Agreement.
In evaluating the Investment Management Agreement, the Trustees reviewed the available information and discussed with representatives of the Adviser FSMS’s operations; the nature, extent and quality of the advisory and other services provided by the Adviser to FSMS; the management fees and total expense ratios of each class of shares of FSMS; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by the Adviser from its relationship with FSMS. The specific information reviewed and considered by the Board included, without limitation, information about:
•
The Adviser’s general qualifications to serve as investment manager to FSMS, including its history, organization, ownership structure, operations and financial position;

•
The services that the Adviser render to FSMS, including information relating to the Adviser’s process for selecting, monitoring and evaluating sub-advisers, as well as its advisory and administrative capabilities;

•
Key personnel of the Adviser and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the portfolio managers; and the ability of the Adviser to attract and retain high-caliber professionals;

•
The Adviser’s advisory experience; the performance of affiliated fund products; sources of information to be relied upon by the Adviser in performing portfolio management services; and factors to be considered in recommending the termination and/or replacement of a sub-adviser;

•
The Adviser’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; the Adviser’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements; and oversight of valuation service providers;

•
The terms of the Investment Management Agreement as well as information on all fees to be paid by FSMS in connection with its advisory arrangements, including proposed sub-advisory fees; “fall-out” and indirect benefits expected potentially to be derived by the Adviser and/or affiliates in connection with the advisory arrangements; profitability to the Adviser of the advisory relationship; the potential for economies of scale; management and other fees associated with the advisory arrangements in comparison to comparable funds’ management and other fees;

•
Compliance and related matters, including the Adviser’s compliance policies and procedures; responses to regulatory developments; and risk monitoring and management, including management of cybersecurity risk; and

•
Legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.

At the meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board’s considerations included the following, among others:
Nature, Extent, and Quality of the Services
The Board considered the investment management and other services that is provided to FSMS by the Adviser in light of FSMS’s structure, investment objective, strategies, and other characteristics. The Board noted that FSMS employs a “manager of managers” structure, whereby the Adviser, with the assistance of its primary sub-adviser, Wilshire Associates Incorporated (“Wilshire”), is responsible for selecting sub-advisers (subject to Board approval), allocating FSMS’s assets among them, and overseeing their day-to-day management of FSMS’s assets. The Board discussed the Adviser’s personnel, operations, and financial condition and other characteristics, noting the expertise and capabilities of the Adviser’s personnel, the Adviser’s demonstrated capability to collaborate with and oversee sub-advisers and the financial strength of the Adviser and its parent company and related capability to allocate resources necessary to successfully manage FSMS. The Board also noted the Adviser’s significant commitment to its compliance program and its oversight of and plan for the distribution of FSMS shares. The Board noted that the individuals who work with FSMS had significant experience with alternative investments. The Board concluded that the nature, extent, and quality of the management and advisory services to be provided were appropriate and supported a decision to renew the Investment Management Agreement.
Cost of Services and Profitability
In analyzing the cost of services and profitability of the Adviser, the Board discussed the advisory fee, the resources that the Adviser devotes to FSMS, and the information the Adviser provided regarding the profitability to the Adviser from providing advisory services to FSMS. The Board reviewed FSMS’s management fee rate and the total expense ratio (on a gross and net basis) compared to those of a peer group of funds. The Board took into account the market fee arrangements for comparable funds, as well as the investment by, and cost to, the Adviser in connection with services and infrastructure needed to support FSMS and its investors, and the Adviser’s proposal to limit certain expenses. The Board considered the estimated profits to be realized by the Adviser from the Adviser’s relationship with FSMS. On the basis of the Board’s review of the fees charged by the Adviser for investment advisory and related services, the specialized nature of FSMS’s investment program, and the costs associated with managing FSMS, the

Board concluded that the level of investment management fees was appropriate in light of the services provided, the management fees and estimated overall expense ratios of comparable investment companies, the absence of an incentive fee and the Adviser’s undertaking to limit certain expenses.
Economies of Scale
The Board discussed various financial and economic considerations relating to the arrangement with the Adviser, including the potential for economies of scale. While noting that the management fees would not decrease as the level of FSMS assets increased, the Board concluded that the management fees reflected the complexity of FSMS’s operations and the fact that, as the assets of FSMS increased, the complexity of FSMS’s operations would potentially increase through retention of additional sub-advisers employing diverse investment strategies. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of FSMS in the future at various asset levels, as well as the appropriateness of management fees payable to the Adviser, with respect to different asset sizes of FSMS, in the future.
Investment Performance of the Investment Adviser
The Board considered the investment performance of FSMS for various time periods since FSMS’s date of inception, including information regarding: (i) the performance of FSMS as compared to a group of indices representing asset classes and/or employing investment strategies relatively comparable to investments made by and strategies employed by FSMS; and (ii) the performance of FSMS as compared to a group of investment companies that the Adviser believed to be relatively comparable to FSMS in terms of structure, investment objectives, assets under management, portfolio mix and/or similar criteria and drivers of this performance.
Other Benefits
The Board discussed other benefits that the Adviser may receive from FSMS, including, potentially, the ability to obtain general research, statistical or other services that may be of value in servicing other clients, enhanced ability to obtain more favorable execution of portfolio transactions, enhancements of the line of financial products and services available to prospective investors or the development of client relationships and additional business as a result of the Adviser’s relationship with shareholders. The Board concluded that other benefits derived by the Adviser from its relationship with FSMS, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to FSMS and investors therein, and were consistent with industry practice and the best interests of FSMS and its shareholders.
Conclusion
The Board considered the information that had been provided and concluded that it provided sufficient basis for taking action on the renewal of the Investment Management Agreement for an additional year. The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement were fair and reasonable with respect to the services that the Adviser provides to FSMS and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Investment Management Agreement, the Board concluded that the terms of the agreement were reasonable and fair and the Board, including the all of the Independent Trustees, voted to renew the Investment Management Agreement for an additional year. The Board noted that they would have the opportunity to periodically re-examine the terms of the Investment Management Agreement in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.
Board Approval of FSMS Sub-Advisory Agreements
At a meeting of the Board held in person on November 20, 2018, the Board reviewed and considered information bearing on the renewal of the sub-advisory agreements between the Adviser and each of Wilshire and MidOcean Credit Fund Management, L.P. (“MidOcean”) and the approval of the sub-advisory agreement with Chilton Investment Company, LLC (“Chilton”, and collectively with Wilshire and MidOcean, the “Sub-Advisers”).
Following this review, the Board, including all of the Independent Trustees, unanimously approved (i) the renewal of each of the Sub-Advisory Agreements with Wilshire and MidOcean (together, the “Prior Sub-Advisory Agreements”) for an additional year and (ii) the Sub-Advisory Agreement with Chilton (the “New Sub-Advisory Agreement” and, together with the Prior Sub-Advisory Agreements, the “Sub-Advisory Agreements”) for an initial two-year period.

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements, and the specific factors deemed to be material to the renewal of the Prior Sub-Advisory Agreements and approval of the New Sub-Advisory Agreements, including the factors described below, by independent legal counsel. Before the November 20 meeting, independent legal counsel to the Independent Trustees sent to each Sub-Adviser a request for information to be provided to the Independent Trustees in connection with their consideration of the Sub-Advisory Agreements. The Adviser and the Sub-Advisers provided materials to the Trustees in response to that request, in addition to other information that the Adviser and/or the Sub-Advisers believed would be useful in evaluating the Sub-Advisers.
In evaluating the Sub-Advisory Agreements, the Trustees reviewed the available information and discussed with representatives of the Sub-Advisers FSMS’s operations; the nature, extent and quality of the advisory and other services to be provided by the Sub-Advisers to FSMS; the management fees and total expense ratios of each class of shares of FSMS; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by the Sub-Advisers from their relationship with FSMS. The specific information reviewed and considered by the Board included, without limitation, information about:
•
Each Sub-Adviser’s general qualifications to serve as sub-adviser to FSMS, including its history, organization, ownership structure, operations and financial position;

•
The services that each Sub-Adviser render (or will render) to FSMS, including information relating each Sub-Adviser’s advisory, administrative and reporting capabilities; and any role in the valuation of FSMS assets;

•
Key personnel of each Sub-Adviser and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the proposed portfolio managers; succession planning; and the ability of each Sub-Adviser to attract and retain high-caliber professionals;

•
Each Sub-Adviser’s advisory experience and performance, including available performance information relevant to each Sub-Adviser’s proposed management of FSMS and sources of information to be relied upon by each Sub-Adviser in performing portfolio management services;

•
Each Sub-Adviser’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; each Sub-Adviser’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements;

•
The terms of the Sub-Advisory Agreements and associated fees; “fall-out” and indirect benefits expected potentially to be derived by the Sub-Advisers and/or affiliates in connection with the advisory arrangements; available information on estimated profitability to the Sub-Advisers of the advisory relationship; the potential for economies of scale; available information on management and other fees associated with the advisory arrangements in comparison to comparable funds’ management and other fees;

•
Compliance and related matters, including each Sub-Adviser’s compliance policies and procedures; specific information related to experience managing assets subject to 1940 Act regulation; risk monitoring and management, including management of cybersecurity risk; and

•
Legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.

At the November 20, 2018 meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board’s considerations included the following, among others:
Nature, Extent, and Quality of the Services
The Board discussed and considered with respect to each Sub-Adviser (1) information regarding personnel and their qualifications and services provided by (or to be provided by) the Sub-Adviser, (2) historical performance information, including performance of any other relevant accounts managed by each Sub-Adviser, and any investment-related resources each Sub-Adviser employ (or would employ) in managing FSMS’s assets, (3) various operational considerations, including brokerage practices, compliance policies and procedures and related matters. The Board concluded that the nature, extent, and quality of the sub-advisory services provided (or to be provided) by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Cost of Services and Profitability
In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the sub-advisory fee (and proposed sub-advisory fee) for managing the allocated FSMS assets, including any breakpoints, discounts, exclusivity periods, or “most-favored nations” provisions, the Sub-Adviser’s resources devoted to FSMS, and (where available) the information provided by each Sub-Adviser regarding the profitability to the Sub-Adviser from providing sub-advisory services to FSMS.
Where applicable, the Board reviewed the performance of the Sub-Adviser’s comparable hedge fund or other accounts as compared to relevant indices, as well as information about the management fees borne by those accounts. The Board considered the specific resources the Sub-Adviser devote (or would devote) to FSMS for analysis, risk management, compliance, and order execution and the extent to which the Sub-Adviser’s investment process would be scalable. The Board noted that the compensation paid to the Sub-Adviser was paid by the Adviser, not FSMS, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by FSMS’s shareholders. On the basis of the Board’s review of the fees charged (or to be charged) by each Sub-Adviser for investment sub-advisory services, the specialized nature of FSMS’s portfolio, and the estimated costs associated with advising with respect to or managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Sub-Advisory Agreements were the result of arms-length negotiations.
Economies of Scale
The Board discussed various financial and economic considerations relating to the arrangement (or proposed arrangement) with each Sub-Adviser, including the potential for economies of scale. In the case of Wilshire, the Board noted that the sub-advisory fees would, subject to certain minimum dollar thresholds, decrease as the level of portfolio assets increased. The Board noted that certain FSMS expenses would be subject to an expense limitation. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of FSMS in the future at different asset levels, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.
Investment Performance of the Sub-Advisers
The Board considered the investment performance for the portions of FSMS’s investments managed by MidOcean and compared that performance with relevant bench mark indices. The Board considered the performance of MidOcean versus the Adviser’s expectations and relevant benchmarks on an inception-to-date and year-to-date basis. The Board also reviewed available historical investment performance generated by Chilton for other accounts managed by it, but noted that FSMS was different in structure and, as a result, its investment program and performance would differ from those of the other accounts.
Other Benefits
The Board discussed other potential benefits that each Sub-Adviser might receive from FSMS, including, potentially, an enhanced ability to obtain general research, statistical or other services that may be of value in servicing other clients, an enhanced ability to obtain more favorable execution of portfolio transactions, profits for administrative services or any enhancement of the line of financial products and services available to prospective investors. The Board noted that none of the Sub-Advisers indicated that it expected to receive significant indirect or “fall-out” benefits as a result of its relationship with the Adviser or FSMS. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with the Adviser or FSMS, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to FSMS and investors therein, and were consistent with industry practice and the best interests of FSMS and its shareholders.
Conclusion
The Board considered the information that had been provided and concluded that it provided sufficient basis for taking action on the renewal of the Prior Sub-Advisory agreements for an additional year and the approval of the New Sub-Advisory Agreement for an initial two-year period. The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to FSMS and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Sub-Advisory Agreements, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair and the Board, including all of the Independent Trustees, voted to renew the Prior Sub-Advisory Agreements for an additional year and approve the New Sub-Advisory Agreement for an initial term of two years. The Board noted that they would have the opportunity to periodically re-examine the terms of the Sub-Advisory Agreements in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.
Board Approval of New Funds Investment Management Agreements
At a meeting of the Board of the Trust held in person on November 20, 2018, the Board reviewed and considered information bearing on the approval of the Investment Management Agreements (each, a “New Fund Investment Management Agreement”) between the Adviser and the Trust, on behalf of each of its series, FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund and FS Event Driven Fund (each, a “New Fund” and collectively, the “New Funds”). Following this review, the Board, including all of the Independent Trustees, unanimously approved each New Fund Investment Management Agreement for an initial two-year period.
The Independent Trustees were assisted in their review of each New Investment Management Agreement, and the specific factors deemed to be material to the approval of each New Investment Management Agreement, including the factors described below, by independent legal counsel. Before the November 20 meeting, independent legal counsel to the Independent Trustees sent to the Adviser a request for information to be provided to the Independent Trustees in connection with their consideration of each New Investment Management Agreement. The Adviser provided materials to the Trustees in response to that request, in addition to other information that the Adviser believed would be useful in evaluating each New Investment Management Agreement.
In evaluating each New Investment Management Agreement, the Trustees reviewed the available information and discussed with representatives of the Adviser each New Fund’s operations; the nature, extent and quality of the advisory and other services to be provided by the Adviser to each New Fund; the management fees and total expense ratios of each class of shares of each New Fund; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by the Adviser from its relationship with each New Fund. The specific information reviewed and considered by the Board included, without limitation, information about:
•
The Adviser’s general qualifications to serve as investment manager to each New Fund, including its history, organization, ownership structure, operations and financial position;

•
The services that the Adviser will render to each New Fund, including information relating to the Adviser’s advisory and administrative capabilities;

•
Key personnel of the Adviser and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the proposed portfolio managers; and the ability of the Adviser to attract and retain high-caliber professionals;

•
The Adviser’s advisory experience; the performance of affiliated fund products; and sources of information to be relied upon by the Adviser in performing portfolio management services;

•
The Adviser’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; the Adviser’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements; and oversight of valuation service providers;

•
The terms of each New Investment Management Agreement as well as information on all fees to be paid by each New Fund in connection with its advisory arrangements; “fall-out” and indirect benefits expected potentially to be derived by the Adviser and/or affiliates in connection with the advisory arrangements; estimated profitability to the Adviser of the advisory relationship; the potential for economies of scale; management and other fees associated with the advisory arrangements in comparison to comparable funds’ management and other fees;

•
Compliance and related matters, including the Adviser’s compliance policies and procedures; responses to regulatory developments; and risk monitoring and management, including management of cybersecurity risk; and

•
Legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.

At the meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board’s considerations included the following, among others:
Nature, Extent, and Quality of the Services
The Board considered the investment management and other services that would be provided to each New Fund by the Adviser in light of each New Fund’s structure, investment objective, strategies, and other characteristics. The Board discussed the Adviser’s personnel, operations, and financial condition and other characteristics, noting the expertise and capabilities of the Adviser’s personnel, the Adviser’s demonstrated capability to collaborate with and oversee sub-advisers and the financial strength of the Adviser and its parent company and related capability to allocate resources necessary to successfully manage each New Fund. The Board also noted the Adviser’s significant commitment to its compliance program and its oversight of and plan for the distribution of each New Fund’s shares. The Board noted that the individuals who were proposed to work with each New Fund had significant experience with alternative investments. The Board concluded that the nature, extent, and quality of the management and advisory services to be provided were appropriate and supported a decision to approve each New Fund Investment Management Agreement.
Cost of Services and Profitability
In analyzing the cost of services and profitability of the Adviser, the Board discussed the proposed advisory fee, the resources that the Adviser proposed to devote to each New Fund, and the information the Adviser provided regarding the profitability to the Adviser from providing advisory services to each New Fund. The Board reviewed each New Fund’s management fee rate and the total expense ratio (on a gross and net basis) compared to those of a peer group of funds. The Board took into account the market fee arrangements for comparable funds, as well as the investment by, and cost to, the Adviser in connection with services and infrastructure needed to support each New Fund and its investors, and the Adviser’s proposal to limit certain expenses. The Board, recognizing that each New Fund had not yet commenced operations, considered the estimated profits to be realized by the Adviser from the Adviser’s relationship with each New Fund and noted that additional data would be provided after each New Fund had commenced operations. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the specialized nature of each New Fund’s investment program, and the estimated costs associated with managing each New Fund, the Board concluded that the level of investment management fees was appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, the absence of an incentive fee and the Adviser’s anticipated undertaking to limit certain expenses.
Economies of Scale
The Board discussed various financial and economic considerations relating to the proposed arrangement with the Adviser, including the potential for economies of scale. While noting that the management fees would not decrease as the level of each New Fund’s assets increased, the Board concluded that the management fees reflected the complexity of each New Fund’s operations and the fact that, as the assets of each New Fund increased, the complexity of each New Fund’s operations would potentially increase. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of each New Fund in the future at various asset levels, as well as the appropriateness of management fees payable to the Adviser, with respect to different asset sizes of each New Fund, in the future.

Investment Performance of the Investment Adviser
Since each New Fund had not yet commenced operations, the Trustees were unable to consider its performance. The Trustees noted the performance of FSMS, which is advised by the Adviser, and other investment products managed by affiliated entities of the Adviser.
Other Benefits
The Board discussed other benefits that the Adviser may receive from each New Fund, including, potentially, the ability to obtain general research, statistical or other services that may be of value in servicing other clients, enhanced ability to obtain more favorable execution of portfolio transactions, enhancements of the line of financial products and services available to prospective investors or the development of client relationships and additional business as a result of the Adviser’s relationship with shareholders. The Board concluded that other benefits derived by the Adviser from its relationship with each New Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to each New Fund and investors therein, and were consistent with industry practice and the best interests of each New Fund and its shareholders.
Conclusion
The Board considered the information that had been provided and concluded that it provided sufficient basis for taking action on the approval of each New Fund Investment Management Agreement for an initial two-year period. The Board, including all of the Independent Trustees, concluded that the fees payable under each New Fund Investment Management Agreement were fair and reasonable with respect to the services that the Adviser would provide to each New Fund and in light of the other factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of each New Fund Investment Management Agreement, the Board concluded that the terms of the agreement were reasonable and fair and the Board, including the all of the Independent Trustees, voted to approve each New Fund Investment Management Agreement for an initial term of two years. The Board noted that they would have the opportunity to periodically re-examine the terms of each New Fund Investment Management Agreement in the future. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was assisted by the advice of independent counsel in making these determinations.

www.fsinvestments.com	SAR19-ST
© 2019 FS Investments	DFS AU19

Item 2.   Code of Ethics.
Not applicable to this semi-annual report on Form N-CSR.
Item 3.   Audit Committee Financial Expert.
Not applicable to this semi-annual report on Form N-CSR.
Item 4.   Principal Accountant Fees and Services.
Not applicable to this semi-annual report on Form N-CSR.
Item 5.   Audit Committee of Listed Registrants.
(a)
Not applicable.   The Funds are not listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
Not applicable.   The Funds are not listed issuers as defined in Rule 10A-3 under the Exchange Act.

Item 6.   Investments.
(a)
The Funds’ unaudited schedules of investments as of June 30, 2019 are included as part of the Semi-Annual Report included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Trust.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Funds’ shareholders may recommend nominees to the Board during the period covered by the Semi-Annual Report included in Item 1 of this Form N-CSR.
Item 11.   Controls and Procedures
(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 13.   Exhibits.
(a)(1)
Not applicable to this semi-annual report on Form N-CSR.

(a)(2)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)
Not applicable.

(a)(4)
Not Applicable.

(b)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Series Trust
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: September 3, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: September 3, 2019
By: /s/ William Goebel Name: William Goebel Title: Chief Financial Officer (Principal Financial Officer) Date: September 3, 2019